                                                     1933 Act File No. 333-33306
                                                     1940 Act File No. 811-09873

                          SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C. 20549

                                       FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933.....        X
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Pre-Effective Amendment No.       ..........................
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Post-Effective Amendment No.   1  ..........................        X
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                                        and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     X
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Amendment No. __1__.........................................      __X__
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                         THE WACHOVIA VARIABLE INSURANCE FUNDS

                  (Exact name of Registrant as Specified in Charter)

                                 5800 Corporate Drive
                          Pittsburgh, Pennsylvania 15237-7010
                       (Address of Principal Executive Offices)

                                    (412) 288-1900
                            (Registrant's Telephone Number)

                                   John McGonigle, Esquire
                                  Federated Investors Tower
                          Pittsburgh, Pennsylvania 15222-3779
                        (Name and Address of Agent for Service)
                   (Notices should be sent to the Agent for Service)

It is proposed that this filing will become effective:

    immediately upon filing pursuant to paragraph (b)
 X_ on April 26, 2001 pursuant to paragraph (b)(1)(v)
  _ 60 days after filing pursuant to paragraph (a)(i)
    on _______________ pursuant to paragraph (a)(i)
_ _ 75 days after filing pursuant to paragraph (a)(ii)
    on _______________ pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:

__This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                              Copies to:

                        Donald W. Smith, Esquire
                        Kirkpatrick & Lockhart L.L.P.
                        1800 Massachusetts Avenue, N.W.
                        Washington, D.C. 20036-1800

WACHOVIA BALANCED FUND II

(A PORTFOLIO OF THE WACHOVIA
VARIABLE INSURANCE FUNDS)

Prospectus
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April 30, 2001

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[Logo of Wachovia]

WWW.WACHOVIAFUNDS.COM

PROSPECTUS

Wachovia Balanced Fund II

A Portfolio of The Wachovia Variable Insurance Funds

This prospectus offers shares of the Wachovia Balanced Fund II (Fund), which is an investment portfolio of The Wachovia Variable Insurance Funds (Trust), an open-end, management investment company. Shares of the Fund may be sold only to separate accounts of insurance companies to serve as the investment medium for variable life insurance policies and variable annuity contracts issued by the insurance companies.

The separate accounts invest in the Fund in accordance with allocation instructions received from owners of life insurance policies and annuity contracts. Such allocation rights are described further in the prospectus for the separate account. This prospectus contains the information you should read and know before you invest in the Fund through the variable annuity contracts and variable life insurance policies offered by insurance companies which provide for investment in the Trust. Keep this prospectus for future reference.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Fund shares are available exclusively as a funding vehicle for life insurance companies writing variable life insurance policies and variable annuity contracts. They are subject to investment limitations that do not apply to other mutual funds available directly to the general public. Therefore, any comparison of these two types of mutual funds would be inappropriate. This prospectus should be accompanied by the prospectuses for such variable contracts.

CONTENTS

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What do Shares Cost?	1
Goal, Strategy and Risks of the Wachovia Balanced Fund II	2
Performance	3
What are the Fund's Fees and Expenses?	4
What are the Fund's Main Investments and Investment Techniques?	6
What are the Risks of Investing in the Fund?	7
How is the Fund Sold?	8
How to Purchase and Redeem Shares	8
How to Exchange Shares	9
Account and Share Information	9
Who Manages the Fund?	9
Mixed and Shared Funding	10
Financial Information	10

APRIL 30, 2001
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Goal, Strategy and Risks of the Wachovia Balanced Fund II

GOAL

Seeks to produce long-term growth of principal and current income.

STRATEGY

The Fund pursues its investment objective by investing primarily in a portfolio of equity securities and debt securities. In selecting equity securities, the investment adviser uses a combined growth and value approach, seeking undervalued companies that it believes have improving prospects for growth. In selecting debt securities, the investment adviser seeks to maximize total return (which consists of capital gains and income) available from a diversified portfolio of fixed income securities which provide relative stability of principal and income as compared to other fixed income securities. Under normal market circumstances, the Fund will invest at least 65% of its holdings in equity securities and debt securities. As a matter of operating policy, the asset mix of the Fund will normally range between 50-70% in common stocks and convertible securities, 30-50% in preferred stocks and bonds, and 0-20% in money market instruments. The Fund will maintain at least 25% of its holdings in fixed income senior securities, including convertible senior securities.

PRINCIPAL INVESTMENT RISKS

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by Wachovia Bank, N.A., the Federal Deposit Insurance Corporation or any other government agency.

A more detailed description of these risks can be found in "What are the Risks of Investing in the Fund?" herein.

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Market Risks

The Fund is subject to fluctuations in the stock market which has periods of increasing and decreasing values. These fluctuations can be caused by many events, including changes to domestic or international economic conditions.

Risks of Investing for Growth & Value

Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. Further, growth stocks may not pay dividends or may pay lower dividends than value stocks. Growth stocks may be more adversely affected in a down market compared to value stocks that pay higher dividends and may lag behind growth stocks in an up market.

Debt Securities Risks

Prices of fixed-rate debt securities generally move in the opposite direction of the interest rates. The interest payments on fixed-rate debt securities do not change when interest rates change. Therefore, the price of these securities can be expected to decrease when interest rates increase and the Fund's net asset value may go down.

Prepayment Risks

When homeowners prepay their mortgages in response to lower interest rates, the Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of mortgage backed securities may not rise to as great an extent as that of other fixed income securities.

Risks of Foreign Investing

Because the Fund invests in securities issued by foreign companies, the Fund's share price may be more affected by foreign economic and political conditions, taxation policies and accounting and auditing standards than would otherwise be the case.

Tax Risk

Since any investment can be adversely affected by changes in tax laws, the Fund is subject to this risk.

Leveraging

Various investment strategies involve agreements to purchase or sell securities or currencies in amounts that exceed the amount the Fund has invested in the underlying securities or currencies.

Futures and Options Risks

The successful use of futures, options, and other derivative instruments is based on the investment adviser's ability to correctly anticipate market movements.

Securities Lending Risks

When lending securities, the Fund may not be able to get them back from the borrower on a timely basis, thereby exposing the Fund to a loss of investment opportunities.

Asset-Backed/Mortgage-Backed Securities Risks

Asset-backed and mortgage-backed securities are subject to risks of prepayment which generally occurs when interest rates fall.

Performance

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A performance bar chart and total return information for the Fund will be provided after the Fund has been in operation for a full calendar year.

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What are the Fund's Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. The expenses reflected herein do not reflect costs associated with variable annuity contracts and variable life insurance contracts at the separate account level.

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Shareholder Fees Fees Paid Directly From Your Investment	Balanced Fund II
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses[1] Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee	0.70%
Distribution (12b-1) Fee[2]	0.25%
Shareholder Services Fee	None
Other Expenses	1.25%
Total Annual Fund Operating Expenses (Before Waiver)[1]	2.20%
Waiver of Fund Expenses	1.19%
Net Annual Fund Operating Expenses (After Waiver)	1.01%

1 Pursuant to an agreement between the Adviser and The Wachovia Variable Insurance Funds, the Adviser agrees during the period from October 1, 2000 through May 31, 2002 to waive its fees, and/or make reimbursements to the Funds, so that each Fund's net operating expenses, in the aggregate, do not exceed the Fund's Net Annual Operating Expenses listed above. The Adviser agrees that this obligation shall constitute a contractual commitment enforceable by the Trust and that the Adviser shall not assert any right to reimbursement of amounts so waived or reimbursed.

2 The Adviser has no present intention of paying or accruing the distribution (12b-1) fee during the year ending December 31, 2001.

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EXAMPLE

The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that each of the Fund's operating expenses are based upon the current expense limitation as shown above in the table. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

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	1 Year	3 Years
Balanced Fund II	$103	$322

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What are the Fund's Main Investments and Investment Techniques?

EQUITY SECURITIES

The Fund invests a substantial portion of its assets in equity securities. Equity securities are the fundamental unit of ownership in a company. They represent a share of the issuer's earnings and assets, after the issuer pays its liabilities. Generally, issuers have discretion as to the payment of any dividends or distributions. As a result, investors cannot predict the income they will receive from equity securities. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business. The following describes the types of equity securities in which the Fund may invest.

Common Stocks

Common stocks are the most prevalent type of equity security. Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.

Preferred Stocks

Preferred stocks have the right to receive specified dividends or distributions before the issuer makes payments on its common stock. Some preferred stocks also participate in dividends and distributions paid on common stock. Preferred stocks may also permit the issuer to redeem the stock. The Fund may treat such redeemable preferred stock as a fixed income security.

Warrants

Warrants give the Fund the option to buy the issuer's equity securities at a specified price (the exercise price) at a specified future date (the expiration date). The Fund may buy the designated securities by paying the exercise price before the expiration date. Warrants may become worthless if the price of the stock does not rise above the exercise price by the expiration date. This increases the market risks of warrants as compared to the underlying security. Rights are the same as warrants, except companies typically issue rights to existing stockholders.

FIXED INCOME SECURITIES

The Fund invests a substantial portion of its assets in fixed income securities. Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

DERIVATIVE CONTRACTS

Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, currencies, commodities, financial indices or other assets. Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps) require payments relating to the income or returns from the underlying asset. The other party to a derivative contract is referred to as a counterparty.

Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Investors make payments due under their contracts through the exchange. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make (or collect) daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts. This protects investors against potential defaults by the counterparty. Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts.

For example, the Fund could close out an open contract to buy an asset at a future date by entering into an offsetting contract to sell the same asset on the same date. If the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. Exchanges may limit the amount of open contracts permitted at any one time. Such limits may prevent the Fund from closing out a position. If this happens, the Fund will be required to keep the contract open (even if it is losing money on the contract), and to make any payments required under the contract (even if it has to sell portfolio securities at unfavorable prices to do so). Inability to close out a contract could also harm the Fund by preventing it from disposing of or trading any assets it has been using to secure its obligations under the contract. The Fund may also trade derivative contracts over-the-counter (OTC) in transactions negotiated directly between the Fund and the counterparty. OTC co ntracts do not necessarily have standard terms, so they cannot be directly offset with other OTC contracts. In addition, OTC contracts with more specialized terms may be more difficult to price than exchange traded contracts.

Depending upon how the Fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset, derivative contracts may increase or decrease the Fund's exposure to market and currency risks, and may also expose the Fund to liquidity and leverage risks. OTC contracts also expose the Fund to credit risks in the event that a counterparty defaults on the contract.

The Fund may trade in the following types of derivative contracts.

Futures Contracts

Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset at a specified price, date, and time. Entering into a contract to buy an underlying asset is commonly referred to as buying a contract or holding a long position in the asset. Entering into a contract to sell an underlying asset is commonly referred to as selling a contract or holding a short position in the asset. Futures contracts are considered to be commodity contracts. Futures contracts traded OTC are frequently referred to as forward contracts.

The Fund may buy and sell the following type of futures contracts: stock index futures.

PORTFOLIO TURNOVER

Instead of a buy-and-hold strategy, the Fund will actively trade its portfolio securities in an attempt to achieve the Fund's investment objective. Active trading will cause the Fund to have an increased portfolio turnover rate, which is likely to generate shorter-term gains (losses) for its shareholders, which are taxed at a higher rate than longer-term gains (losses). Actively trading portfolio securities increases the Fund's trading costs and may have an adverse impact on the Fund's performance.

CREDIT QUALITY AND INVESTMENT RATINGS

When the Fund invests in debt securities or convertible securities most will be rated BBB or better by Standard & Poor's or Baa or better by Moody's Investors Service at the time of purchase. Unrated securities will be determined by the investment adviser to be of like quality and may have greater risk but a higher yield than comparable rated securities.

Securities rated BBB by Standard and Poor's or Baa by Moody's Investors Service have speculative characteristics.

TEMPORARY DEFENSIVE INVESTMENTS

The Fund may temporarily depart from its principal investment strategies by investing its assets in cash and shorter-term debt securities and similar obligations. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders.

What are the Risks of Investing in the Fund?

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MARKET RISKS

The Fund is subject to fluctuations in the stock market which has periods of increasing and decreasing values. These fluctuations can be caused by many events, including changes to domestic or international economic conditions. Because the Fund invests substantially in stocks, it is more subject to stock market risks than funds with portfolios that do not invest in stocks. Stocks have greater volatility than debt securities. While greater volatility increases risk, it offers the potential for greater reward.

RISKS RELATED TO INVESTING FOR GROWTH AND VALUE

Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. For instance, the price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. Further, growth stocks may not pay dividends or may pay lower dividends than value stocks. This means they depend more on price changes for returns and may be more adversely affected in a down market compared to value stocks that pay higher dividends. The price of a value stock may experience a smaller increase on a forecast of higher earnings, a positive fundamental development, or positive market development. Value stocks depend less on price changes for returns and may lag behind growth stocks in an up market.

DEBT SECURITIES RISKS

Prices of fixed-rate debt securities generally move in the opposite direction of the interest rates. The interest payments on fixed-rate debt securities do not change when interest rates change. Therefore, the price of these securities can be expected to decrease when interest rates increase and the Fund's net asset value may go down. While the investment adviser attempts to anticipate interest rate movements, there is no guarantee that it will be able to correctly predict them.

In addition, debt securities with longer maturities or durations will experience greater price volatility than those with shorter maturities or durations, and the Fund's net asset value can be expected to fluctuate accordingly.

The credit quality of a debt security is based upon the ability of the issuer to repay the security. If the credit quality of securities held by Fund declines, the Fund's net asset value could go down.

Principal and interest payments on a security may not be paid when due. If interest rates are declining, an issuer may repay a debt security held in the portfolio prior to its maturity. If this occurs, the investment adviser may have to reinvest the proceeds in debt securities paying lower interest rates resulting in lower yields to the Fund.

PREPAYMENT RISK

The Fund is subject to prepayment risks. Principal on a fixed income security may be repaid before its scheduled maturity. This may reduce the security's value and require the Fund to reinvest the prepayment at a lower yield. In addition, the Fund may buy a fixed income security with an expectation of early prepayment. If the prepayment does not occur, the security will decline in value. This is known as Extension Risk.

TAX RISK

Since any investment can be adversely affected by changes in tax laws, the Fund is subject to this risk. For example, the value of stocks can be affected by changes in capital gains tax rates.

LEVERAGING

Various investment strategies involve agreements to purchase or sell securities or currencies in amounts that exceed the amount the Fund has invested in the underlying securities or currencies. The excess exposure increases the risks associated with the underlying securities or currencies on the Fund's investment performance.

FOREIGN SECURITIES RISKS

The Fund may invest in foreign securities. Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.

Foreign companies may not provide information (including financial statements) as frequently or to as great an extent as companies in the United States. Foreign companies may also receive less coverage than United States companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These factors may prevent the Fund and Wachovia Asset Management, the Fund's investment adviser from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information available concerning companies in the United States.

Foreign countries may have restrictions on foreign ownership of securities or may impose exchange controls, capital flow restrictions or repatriation restrictions which could adversely affect the liquidity of the Fund's investments.

ASSET-BACKED/MORTGAGE-BACKED SECURITIES RISKS

Asset-backed and mortgage-backed securities are subject to risks of prepayment which generally occurs when interest rates fall. Reinvesting these prepayments in a lower interest rate environment reduces the Fund's income. Asset-backed securities may have a higher level of default and recovery risk than mortgage-backed securities.

FUTURES AND OPTIONS RISKS

The successful use of futures, options, and other derivative instruments is based on the investment adviser's ability to correctly anticipate market movements. When the direction of the prices of the Fund's securities does not correlate with the changes in the value of these transactions, or when the trading market for derivatives becomes illiquid, the Fund could lose money.

SECURITIES LENDING RISKS

The Fund may lend securities. When the Fund lends its portfolio securities, it may not be able to get them back from the borrower on a timely basis, thereby exposing the Fund to a loss of investment opportunities.

What do Shares Cost?

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Shares may be purchased or redeemed by participating insurance companies any day Wachovia Bank, N.A. (Wachovia Bank), the New York Stock Exchange (NYSE) and the Federal Reserve Wire System are open for business. When the Fund receives the insurance company's transaction request in proper form (as described in the insurance company's prospectus), it is processed at the next calculated net asset value (NAV).

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NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open. The Fund generally values equity securities according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market). The Fund generally values fixed income securities at the last sale price on a national securities exchange, if available, otherwise, as determined by an independent pricing service. However, the Trust's Board of Trustees may determine in good faith that another method of valuing investments is necessary to appraise their fair market value when a market price is unavailable.

Shares of the Fund are sold at their NAV next determined after an order is received. Shares are not subject to any sales or distribution charges.

How is the Fund Sold?

The Fund's distributor, Federated Securities Corp. (Distributor), markets the Shares described in this prospectus to your insurance company as a funding vehicle for variable annuity contracts and variable life insurance policies issued by your insurance company.

When the Distributor receives marketing fees, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

RULE 12b-1 PLAN

The Fund has adopted a Rule 12b-1 Plan, which allows the Fund to pay marketing fees to the Distributor and investment professionals for the sale, distribution and customer servicing of the Fund's Shares at an annual rate of up to 0.25% of the average daily NAV of the Fund's Shares. The Fund has no present intention of accruing or paying marketing fees.

Because Rule 12b-1 fees are paid out of the Fund's assets on an on-going basis, over time these fees would increase the cost of an investment and may cost investors more than paying other types of sales charges.

How to Purchase And Redeem Shares

Shares are used solely as the investment vehicle for separate accounts of your insurance company offering variable annuity contracts and variable life insurance policies. The general public has access to the Fund only by purchasing a variable annuity contract or variable life insurance policy (thus becoming a contract owner). Shares are not sold directly to the general public.

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Purchase and redemption orders are placed by your insurance company when your funds are credited to that insurance company's accounts. Purchase and redemption orders received from your insurance company by 4:00 p.m. (Eastern time) will be processed at the NAV calculated on that day. If the Fund receives a purchase or redemption order from your insurance company after 4:00 p.m. (Eastern time), that purchase will receive the NAV computed on the next business day.

Your insurance company is responsible for properly transmitting purchase and redemption orders and federal funds to the Fund.

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The Fund is only available as an investment option in variable annuity contracts, variable life insurance contracts and certain qualified pension plans. Please consult the accompanying separate account prospectus or qualified plan document for information about the terms of an investment in a contract.

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LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are credited within one business day after receiving a request in proper form. However, payment may be delayed up to seven days:

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  to allow your purchase payment to clear;
  during periods of market volatility; or
  when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

How to Exchange Shares

EXCHANGE PRIVILEGE

You may instruct your insurance company to exchange Shares of the Fund into shares of the same class of another portfolio of the Trust offered by your insurance company at NAV. Contact your insurance company to find out what portfolios of the Trust are available for exchange. To exchange Shares, you must:

  meet any minimum initial investment requirements; and
  receive a prospectus for the Trust portfolio into which you wish to exchange.

An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction. Signatures must be guaranteed if you request that your insurance company exchange Shares of the Fund for another portfolio of the Trust with a different shareholder registration. Please consult your tax adviser concerning potential tax consequences.

The Fund may modify or terminate the exchange privilege at any time. Shareholders will be notified of the modification or termination of the exchange privilege. The Fund's management or investment adviser may determine from the amount, frequency and pattern of exchanges that a shareholder is engaged in excessive trading which is detrimental to the Fund and other shareholders. If this occurs, the Fund may terminate the availability of exchanges to that shareholder and may bar that shareholder from purchasing other portfolios of the Trust.

Account and Share Information

DIVIDENDS AND CAPITAL GAINS

The Fund declares and pays any dividends annually.

Shares of the Fund will begin earning dividends if owned on the record date. Dividends of the Fund are automatically reinvested in additional Shares.

TAX INFORMATION

The Fund will seek to comply with asset diversification regulations applicable to registered investment companies under the Investment Company Act of 1940 and the Internal Revenue Code. The variable insurance accounts that invest in the Fund will be affected by the Fund's compliance with applicable diversification tests. If the Fund fails to comply with these regulations, separate accounts owning shares of the Fund may not be treated as annuity, endowment, or life insurance contracts under the Internal Revenue Code. For more information concerning the consequences of the Fund failing to meet the asset diversification regulations, consult your separate account prospectus.

Contract owners should review the applicable contract prospectus for information concerning the federal income tax treatment of their contracts and distributions from the Fund to the separate accounts.

Contract owners are urged to consult their own tax advisers regarding the status of their contracts under state and local tax laws.

Who Manages the Fund?

The Board of Trustees governs the Fund. The Board selects and oversees the investment adviser for the Fund, Wachovia Asset Management, a business unit of Wachovia Bank. The investment adviser manages the Fund's assets, including buying and selling portfolio securities. The investment adviser's address is 100 North Main Street, Winston-Salem, NC 27101. Wachovia Asset Management is the investment adviser for two other registered investment companies, The Wachovia Funds and The Wachovia Municipal Funds.

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Wachovia Bank has been managing trust assets for over 100 years, with over $39 billion in managed assets as of December 31, 2000.

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The investment adviser is entitled to receive an annual investment advisory fee equal to 0.70% of the Fund's average daily net assets. The investment adviser may voluntarily choose to waive a portion of its fees or reimburse the Fund for certain expenses.

Wachovia Asset Management manages the Fund using eight teams of investment professionals.

Mixed and Shared Funding

Subject to regulatory approval, shares of the Funds will be used for funding of variable annuity contracts, variable life insurance policies and certain qualified retirement plans. This is called "mixed funding." Shares of the Funds may be used in the future for investments by unaffiliated insurance companies. This is referred to as "shared funding." Although the Funds do not currently foresee any disadvantage to contract owners or qualified plan participants due to differences in redemption rates, tax treatment, or other considerations resulting from mixed funding or shared funding, the Trustees will closely monitor the operation of mixed funding and shared funding and will consider appropriate action to avoid material conflicts and take appropriate action in response to any material conflicts that occur. Such action could result in one or more investors withdrawing all or a portion of their investments in the Funds.

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Financial Information

The Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years, or since inception, if the life of the Fund is shorter. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

This information has been audited by Ernst & Young LLP, whose report, along with the Fund's audited financial statements, is included in the Annual Report.

Financial Highlights

WACHOVIA BALANCED FUND II

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

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	Period Ended December 31,
	2000(1)
Net asset value, beginning of period	$10.00
Income from investment operations
Net investment income	0.04
Net realized and unrealized loss on investments	(0.50)

Total from investment operations	(0.46)

Net asset value, end of period	$ 9.54

Total return (2)	(4.60	%)(3)

Ratios to average net assets
Expenses	1.01	%(4)
Net investment income	2.97	%(4)
Expense waiver/reimbursement (5)	6.83	%(4)
Supplemental data
Net assets, end of period (000 omitted)	$3,071
Portfolio turnover	5%

(1) Reflects operations for the period from November 1, 2000 (date of initial public investment) to December 31, 2000.

(2) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(3) Not computed on an annualized basis.

(4) Computed on an annualized basis.

(5) This contractual expense decrease is reflected in both the expense and the net investment income ratios.

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The following documents contain further details about the Fund and are available upon request and without charge:

Statement of Additional Information (SAI)--The SAI includes additional information about the Fund. The SAI is incorporated by reference into this prospectus, making it legally a part of this prospectus.

Shareholder Reports--The Fund will publish annual and semi-annual reports to shareholders which include information about the Fund's investments. The annual report discusses market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year.

To obtain the SAI, the annual and semi-annual reports and other information without charge call your insurance company or the Fund at 1-800-994-4414.

You can obtain information about the Fund (including the SAI) by writing to or visiting the Public Reference Room of the Securities and Exchange Commission in Washington, DC. You may also access fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by e-mail at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

WACHOVIA BALANCED FUND II

(A PORTFOLIO OF THE WACHOVIA
VARIABLE INSURANCE FUNDS)

Addresses

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WACHOVIA BALANCED FUND II	101 Greystone Boulevard
SC-9215
Columbia, SC 29226

DISTRIBUTOR	Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

INVESTMENT ADVISER	Wachovia Asset Management
100 North Main Street
Winston-Salem, NC 27101

TRANSFER AGENT,	Federated Shareholder
DIVIDEND DISBURSING AGENT,	Services Company
AND PORTFOLIO RECORD KEEPER	Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

COUNSEL TO	Kirkpatrick & Lockhart LLP
THE WACHOVIA VARIABLE	1800 Massachusetts Avenue, NW
INSURANCE FUNDS	Washington, DC 20036-1800

COUNSEL TO	Bell Boyd & Lloyd
THE INDEPENDENT TRUSTEES	Three First National Plaza
70 West Madison Street
Suite 3300
Chicago, IL 60802-4207

INDEPENDENT AUDITORS	Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

April 30, 2001

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Investment Company Act File No. 811-09873
Cusip 929775302

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25732 (4/01)

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WACHOVIA EQUITY FUND II

(A PORTFOLIO OF THE WACHOVIA VARIABLE INSURANCE FUNDS)

Prospectus
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April 30, 2001

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[Logo of Wachovia]

www.wachoviafunds.com

PROSPECTUS

Wachovia Equity Fund II

A Portfolio of the Wachovia Variable Insurance Funds

This prospectus offers shares of the Wachovia Equity Fund II (Fund), which is an investment portfolio of The Wachovia Variable Insurance Funds (Trust), an open-end, management investment company. Shares of the Fund may be sold only to separate accounts of insurance companies to serve as the investment medium for variable life insurance policies and variable annuity contracts issued by the insurance companies.

The separate accounts invest in the Fund in accordance with allocation instructions received from owners of life insurance policies and annuity contracts. Such allocation rights are described further in the prospectus for the separate account. This prospectus contains the information you should read and know before you invest in the Fund through the variable annuity contracts and variable life insurance policies offered by insurance companies which provide for investment in the Trust. Keep this prospectus for future reference.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Fund shares are available exclusively as a funding vehicle for life insurance companies writing variable life insurance policies and variable annuity contracts. They are subject to investment limitations that do not apply to other mutual funds available directly to the general public. Therefore, any comparison of these two types of mutual funds would be inappropriate. This prospectus should be accompanied by the prospectuses for such variable contracts.

CONTENTS
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Goal, Strategy and Risks of the Wachovia Equity Fund II	1
Performance	1
What are the Fund's Fees and Expenses?	2
What are the Fund's Main Investments and Investment Techniques?	3
What are the Risks of Investing in the Fund?	4
What do Shares Cost?	6
How is the Fund Sold?	6
How to Purchase and Redeem Shares	6
How to Exchange Shares	7
Account and Share Information	7
Who Manages the Fund?	7
Mixed and Shared Funding	8
Financial Information	8
APRIL 30, 2001

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Goal, Strategy and Risks of the Wachovia Equity Fund II

GOAL

Seeks to produce growth of principal and income.

STRATEGY

The Fund pursues its investment objective by investing primarily in a portfolio of common stocks. Under normal market conditions, the Fund intends to invest at least 65% of its assets in stocks. The Fund's investment adviser selects securities based on a number of factors, incorporating both growth and value measures. The investment adviser uses a combination of fundamental analysis, quantitative modeling, strategic outlook, and relative price performance trends are used to select stocks that it perceives to be undervalued with prospects for improving fundamentals.

PRINCIPAL INVESTMENT RISKS

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by Wachovia Bank, N.A., the Federal Deposit Insurance Corporation or any other government agency.

A more detailed description of these risks can be found in "What are the Risks of Investing in the Fund?" herein.

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Market Risks

The Fund is subject to fluctuations in the stock market which has periods of increasing and decreasing values. These fluctuations can be caused by many events, including changes to domestic or international economic conditions. Stocks have greater volatility than debt securities.

Risks of Investing for Growth & Value

Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. Further, growth stocks may not pay dividends or may pay lower dividends than value stocks. Growth stocks may be more adversely affected in a down market compared to value stocks that pay higher dividends and may lag behind growth stocks in an up market.

Risks of Foreign Investing

Because the Fund invests in securities issued by foreign companies, the Fund's share price may be more affected by foreign economic and political conditions, taxation policies and accounting and auditing standards than would otherwise be the case.

Tax Risk

Since any investment can be adversely affected by changes in tax laws, the Fund is subject to this risk.

Leveraging

Various investment strategies involve agreements to purchase or sell securities or currencies in amounts that exceed the amount the Fund has invested in the underlying securities or currencies.

Futures and Options Risks

The successful use of futures, options, and other derivative instruments is based on the investment adviser's ability to correctly anticipate market movements.

Securities Lending Risks

When lending securities, the Fund may not be able to get them back from the borrower on a timely basis, thereby exposing the Fund to a loss of investment opportunities.

Performance

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A performance bar chart and total return information for the Fund will be provided after the Fund has been in operation for a full calendar year.

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What are the Fund's Fees and Expenses?

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. The expenses reflected herein do not reflect costs associated with variable annuity contracts and variable life insurance contracts at the separate account level.

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Shareholder Fees Fees Paid Directly From Your Investment	Equity Fund II
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses[1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee	0.70%
Distribution (12b-1) Fee[2]	0.25%
Shareholder Services Fee	None
Other Expenses	3.05%
Total Annual Fund Operating Expenses (Before Waiver)[1]	4.00%
Waiver of Fund Expenses	2.85%
Net Annual Fund Operating Expenses (After Waiver)	1.15%

1 Pursuant to an agreement between the Adviser and The Wachovia Variable Insurance Funds, the Adviser agrees during the period from October 1, 2000 through May 31, 2002 to waive its fees, and/or make reimbursements to the Funds, so that each Fund's net operating expenses, in the aggregate, do not exceed the Fund's Net Annual Operating Expenses listed above. The Adviser agrees that this obligation shall constitute a contractual commitment enforceable by the Trust and that the Adviser shall not assert any right to reimbursement of amounts so waived or reimbursed.

2 The Adviser has no present intention of paying or accruing the distribution (12b-1) fee during the year ending December 31, 2001.

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EXAMPLE

The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that each of the Fund's operating expenses are based upon the current expense limitation as shown above in the table. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

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	1 Year	3 Years
Equity Fund II	$117	$365

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What Are the Fund's Main Investments and Investment Techniques?

EQUITY SECURITIES

The Fund invests primarily in equity securities. Equity securities are the fundamental unit of ownership in a company. They represent a share of the issuer's earnings and assets, after the issuer pays its liabilities. Generally, issuers have discretion as to the payment of any dividends or distributions. As a result, investors cannot predict the income they will receive from equity securities. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business. The following describes the types of equity securities in which the Fund may invest.

Common Stocks

Common stocks are the most prevalent type of equity security. Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.

Preferred Stocks

Preferred stocks have the right to receive specified dividends or distributions before the issuer makes payments on its common stock. Some preferred stocks also participate in dividends and distributions paid on common stock. Preferred stocks may also permit the issuer to redeem the stock. The Fund may treat such redeemable preferred stock as a fixed income security.

Warrants

Warrants give the Fund the option to buy the issuer's equity securities at a specified price (the exercise price) at a specified future date (the expiration date). The Fund may buy the designated securities by paying the exercise price before the expiration date. Warrants may become worthless if the price of the stock does not rise above the exercise price by the expiration date. This increases the market risks of warrants as compared to the underlying security. Rights are the same as warrants, except companies typically issue rights to existing stockholders.

DERIVATIVE CONTRACTS

Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, currencies, commodities, financial indices or other assets. Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps) require payments relating to the income or returns from the underlying asset. The other party to a derivative contract is referred to as a counterparty.

Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Investors make payments due under their contracts through the exchange. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make (or collect) daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts. This protects investors against potential defaults by the counterparty. Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts.

For example, the Fund could close out an open contract to buy an asset at a future date by entering into an offsetting contract to sell the same asset on the same date. If the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. Exchanges may limit the amount of open contracts permitted at any one time. Such limits may prevent the Fund from closing out a position. If this happens, the Fund will be required to keep the contract open (even if it is losing money on the contract), and to make any payments required under the contract (even if it has to sell portfolio securities at unfavorable prices to do so). Inability to close out a contract could also harm the Fund by preventing it from disposing of or trading any assets it has been using to secure its obligations under the contract.

The Fund may also trade derivative contracts over-the-counter (OTC) in transactions negotiated directly between the Fund and the counterparty. OTC contracts do not necessarily have standard terms, so they cannot be directly offset with other OTC contracts. In addition, OTC contracts with more specialized terms may be more difficult to price than exchange traded contracts.

Depending upon how the Fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset, derivative contracts may increase or decrease the Fund's exposure to market and currency risks, and may also expose the Fund to liquidity and leverage risks. OTC contracts also expose the Fund to credit risks in the event that a counterparty defaults on the contract.

The Fund may trade in the following types of derivative contracts.

Futures Contracts

Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset at a specified price, date, and time. Entering into a contract to buy an underlying asset is commonly referred to as buying a contract or holding a long position in the asset. Entering into a contract to sell an underlying asset is commonly referred to as selling a contract or holding a short position in the asset. Futures contracts are considered to be commodity contracts. Futures contracts traded OTC are frequently referred to as forward contracts.

The Fund may buy and sell the following type of futures contracts: stock index futures.

PORTFOLIO TURNOVER

Instead of a buy-and-hold strategy, the Fund will actively trade its portfolio securities in an attempt to achieve the Fund's investment objective. Active trading will cause the Fund to have an increased portfolio turnover rate, which is likely to generate shorter-term gains (losses) for its shareholders, which are taxed at a higher rate than longer-term gains (losses). Actively trading portfolio securities increases the Fund's trading costs and may have an adverse impact on the Fund's performance.

TEMPORARY DEFENSIVE INVESTMENTS

The Fund may temporarily depart from its principal investment strategies by investing its assets in cash and shorter-term debt securities and similar obligations. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders.

What are the Risks of Investing in the Fund?

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MARKET RISKS

The Fund is subject to fluctuations in the stock market which has periods of increasing and decreasing values. These fluctuations can be caused by many events, including changes to domestic or international economic conditions. Because the Fund invests primarily in stocks it is more subject to equity risks than funds with portfolios that do not invest in stocks. Stocks have greater volatility than debt securities. While greater volatility increases risk, it offers the potential for greater reward.

Equity risk is also related to the size of the company issuing stock. Companies may be categorized as having a small, medium, or large capitalization (market value). The Fund generally invests in large capitalization companies, which are considered to pose less equity risk than medium or small capitalization companies.

RISKS RELATED TO INVESTING FOR GROWTH AND VALUE

Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. For instance, the price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. Further, growth stocks may not pay dividends or may pay lower dividends than value stocks. This means they depend more on price changes for returns and may be more adversely affected in a down market compared to value stocks that pay higher dividends. The price of a value stock may experience a smaller increase on a forecast of higher earnings, a positive fundamental development, or positive market development. Value stocks depend less on price changes for returns and may lag behind growth stocks in an up market.

TAX RISK

Since any investment can be adversely affected by changes in tax laws, the Fund is subject to this risk. For example, the value of stocks can be affected by changes in capital gains tax rates.

LEVERAGING

Various investment strategies involve agreements to purchase or sell securities or currencies in amounts that exceed the amount the Fund has invested in the underlying securities or currencies. The excess exposure increases the risks associated with the underlying securities or currencies on the Fund's investment performance.

FOREIGN SECURITIES RISKS

The Fund may invest in foreign securities. Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.

Foreign companies may not provide information (including financial statements) as frequently or to as great an extent as companies in the United States. Foreign companies may also receive less coverage than United States companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to US companies. These factors may prevent the Fund and Wachovia Asset Management, the Fund's investment adviser, from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information available concerning companies in the United States.

Foreign countries may have restrictions on foreign ownership of securities or may impose exchange controls, capital flow restrictions or repatriation restrictions which could adversely affect the liquidity of the Fund's investments.

FUTURES AND OPTIONS RISKS

The successful use of futures, options, and other derivative instruments is based on the investment adviser's ability to correctly anticipate market movements. When the direction of the prices of the Fund's securities does not correlate with the changes in the value of these transactions, or when the trading market for derivatives becomes illiquid, the Fund could lose money.

SECURITIES LENDING RISKS

The Fund may lend securities. When the Fund lends its portfolio securities, it may not be able to get them back from the borrower on a timely basis, thereby exposing the Fund to a loss of investment opportunities.

What do Shares Cost?

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Shares may be purchased or redeemed by participating insurance companies any day Wachovia Bank, NA (Wachovia Bank), the New York Stock Exchange (NYSE) and the Federal Reserve Wire System are open for business. When the Fund receives the insurance company's transaction request in proper form (as described in the insurance company's prospectus), it is processed at the next calculated net asset value (NAV).

NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open. The Fund generally values equity securities according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market). However, the Trust's Board of Trustees may determine in good faith that another method of valuing investments is necessary to appraise their fair market value when a market price is unavailable.

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Shares of the Fund are sold at their NAV next determined after an order is received. Shares are not subject to any sales or distribution charges.

How is the Fund Sold?

The Fund's distributor, Federated Securities Corp. (Distributor), markets the Shares described in this prospectus to your insurance company as a funding vehicle for variable annuity contracts and variable life insurance policies issued by your insurance company.

When the Distributor receives marketing fees, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

RULE 12b-1 PLAN

The Fund has adopted a Rule 12b-1 Plan, which allows the Fund to pay marketing fees to the Distributor and investment professionals for the sale, distribution and customer servicing of the Fund's Shares at an annual rate of up to 0.25% of the average daily NAV of the Fund's Shares. The Fund has no present intention of accruing or paying marketing fees.

Because Rule 12b-1 fees are paid out of the Fund's assets on an on-going basis, over time these fees would increase the cost of an investment and may cost investors more than paying other types of sales charges.

How to Purchase And Redeem Shares

Shares are used solely as the investment vehicle for separate accounts of your insurance company offering variable annuity contracts and variable life insurance policies. The general public has access to the Fund only by purchasing a variable annuity contract or variable life insurance policy (thus becoming a contract owner). Shares are not sold directly to the general public.

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Purchase and redemption orders are placed by your insurance company when your funds are credited to that insurance company's accounts. Purchase and redemption orders received from your insurance company by 4:00 p.m. (Eastern time) will be processed at the NAV calculated on that day. If the Fund receives a purchase and redemption order from your insurance company after 4:00 p.m. (Eastern time), that purchase will receive the NAV computed on the next business day.

Your insurance company is responsible for properly transmitting purchase and redemption orders and federal funds to the Fund.

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The Fund is only available as an investment option in variable annuity contracts, variable life insurance contracts and certain qualified pension plans. Please consult the accompanying separate account prospectus or qualified plan document for information about the terms of an investment in a contract.

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LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are credited within one business day after receiving a request in proper form. However, payment may be delayed up to seven days:

  to allow your purchase payment to clear;
  during periods of market volatility; or
  when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

How to Exchange Shares

EXCHANGE PRIVILEGE

You may instruct your insurance company to exchange Shares of the Fund into shares of the same class of another portfolio of the Trust offered by your insurance company at NAV. Contact your insurance company to find out what portfolios of the Trust are available for exchange. To exchange Shares, you must:

  meet any minimum initial investment requirements; and
  receive a prospectus for the Trust portfolio into which you wish to exchange.

An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction. Signatures must be guaranteed if you request that your insurance company exchange Shares of the Fund for another portfolio of the Trust with a different shareholder registration. Please consult your tax adviser concerning potential tax consequences.

The Fund may modify or terminate the exchange privilege at any time. Shareholders will be notified of the modification or termination of the exchange privilege. The Fund's management or investment adviser may determine from the amount, frequency and pattern of exchanges that a shareholder is engaged in excessive trading which is detrimental to the Fund and other shareholders. If this occurs, the Fund may terminate the availability of exchanges to that shareholder and may bar that shareholder from purchasing other portfolios of the Trust.

Account and Share Information

DIVIDENDS AND CAPITAL GAINS

The Fund declares and pays any dividends annually.

Shares of the Fund will begin earning dividends if owned on the record date. Dividends of the Fund are automatically reinvested in additional Shares.

TAX INFORMATION

The Fund will seek to comply with asset diversification regulations applicable to registered investment companies under the Investment Company Act of 1940 and the Internal Revenue Code. The variable insurance accounts that invest in the Fund will be affected by the Fund's compliance with applicable diversification tests. If the Fund fails to comply with these regulations, separate accounts owning shares of the Fund may not be treated as annuity, endowment, or life insurance contracts under the Internal Revenue Code. For more information concerning the consequences of the Fund failing to meet the asset diversification regulations, consult your separate account prospectus.

Contract owners should review the applicable contract prospectus for information concerning the federal income tax treatment of their contracts and distributions from the Fund to the separate accounts.

Contract owners are urged to consult their own tax advisers regarding the status of their contracts under state and local tax laws.

Who Manages the Fund?

The Board of Trustees governs the Fund. The Board selects and oversees the investment adviser for the Fund, Wachovia Asset Management, a business unit of Wachovia Bank. The investment adviser manages the Fund's assets, including buying and selling portfolio securities. The investment adviser's address is 100 North Main Street, Winston-Salem, NC 27101. Wachovia Asset Management is the investment adviser for two other registered investment companies, The Wachovia Funds and The Wachovia Municipal Funds.

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Wachovia Bank has been managing trust assets for over 100 years, with over $39 billion in managed assets as of December 31, 2000.

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The investment adviser is entitled to receive an annual investment advisory fee equal to 0.70% of the Fund's average daily net assets. The investment adviser may voluntarily choose to waive a portion of its fees or reimburse the Fund for certain expenses.

Wachovia Asset Management manages the Fund using seven teams of investment professionals.

Mixed and Shared Funding

Subject to regulatory approval, shares of the Funds will be used for funding of variable annuity contracts, variable life insurance policies and certain qualified retirement plans. This is called "mixed funding." Shares of the Funds may be used in the future for investments by unaffiliated insurance companies. This is referred to as "shared funding." Although the Funds do not currently foresee any disadvantage to contract owners or qualified plan participants due to differences in redemption rates, tax treatment, or other considerations resulting from mixed funding or shared funding, the Trustees will closely monitor the operation of mixed funding and shared funding and will consider appropriate action to avoid material conflicts and take appropriate action in response to any material conflicts that occur. Such action could result in one or more investors withdrawing all or a portion of their investments in the Funds.

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Financial Information

The Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years, or since inception, if the life of the Fund is shorter. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

This information has been audited by Ernst & Young LLP, whose report, along with the Fund's audited financial statements, is included in the Annual Report.

Financial Highlights

WACHOVIA EQUITY FUND II

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

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	Period Ended December 31,
	2000(1)
Net asset value, beginning of period	$10.00
Income from investment operations
Net investment income	0.01
Net realized and unrealized loss on investments	(1.00)

Total from investment operations	(0.99)

Net asset value, end of period	$ 9.01

Total return (2)	(9.90	%)(3)
Ratios to average net assets
Expenses	1.15	%(4)
Net investment income	0.95	%(4)
Expense waiver/reimbursement (5)	16.36	%(4)
Supplemental data
Net assets, end of period (000 omitted)	$1,187
Portfolio turnover	5%

(1) Reflects operations for the period from November 1, 2000 (date of initial public investment) to December 31, 2000.

(2) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(3) Not computed on an annualized basis.

(4) Computed on an annualized basis.

(5) This contractual expense decrease is reflected in both the expense and the net investment income ratios.

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The following documents contain further details about the Fund and are available upon request and without charge:

Statement of Additional Information (SAI)--The SAI includes additional information about the Fund. The SAI is incorporated by reference into this prospectus, making it legally a part of this prospectus.

Shareholder Reports--The Fund will publish annual and semi-annual reports to shareholders which include information about the Fund's investments. The annual report will discuss market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

To obtain the SAI, the annual and semiannual reports and other information without charge call your insurance company or the Fund at 1-800-994-4414.

You can obtain information about the Fund (including the SAI) by writing to or visiting the Public Reference Room of the Securities and Exchange Commission in Washington, DC. You may also access fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

WACHOVIA EQUITY FUND II

(A PORTFOLIO OF THE WACHOVIA VARIABLE INSURANCE FUNDS)

Addresses

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WACHOVIA EQUITY FUND II	101 Greystone Boulevard
SC-9215
Columbia, SC 29226

DISTRIBUTOR	Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

INVESTMENT ADVISER	Wachovia Asset Management
100 North Main Street
Winston-Salem, NC 27101

TRANSFER AGENT,	Federated Shareholder
DIVIDEND DISBURSING AGENT,	Services Company
AND PORTFOLIO RECORDKEEPER	Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

COUNSEL TO THE WACHOVIA	Kirkpatrick & Lockhart LLP
VARIABLE INSURANCE FUNDS	1800 Massachusetts Avenue, N.W.
Washington, DC 20036-1800

COUNSEL TO	Bell Boyd & Lloyd
THE INDEPENDENT TRUSTEES	Three First National Plaza
70 West Madison Street
Suite 3300
Chicago, IL 60802-4207

INDEPENDENT AUDITORS	Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116-5072

April 30, 2001

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Investment Company Act File No. 811-09873
CUSIP 929775104
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25733 (4/01)

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WACHOVIA SPECIAL
VALUES FUND II

(A PORTFOLIO OF THE WACHOVIA
VARIABLE INSURANCE FUNDS)

Prospectus

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April 30, 2001

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[Logo of Wachovia]

WWW.WACHOVIAFUNDS.COM

PROSPECTUS

Wachovia Special Values Fund II

A Portfolio of The Wachovia Variable Insurance Funds

This prospectus offers shares of the Wachovia Special Values Fund II (the Fund), which is an investment portfolio of The Wachovia Variable Insurance Funds (the Trust), an open-end, management investment company. Shares of the Fund may be sold only to separate accounts of insurance companies to serve as the investment medium for variable life insurance policies and variable annuity contracts issued by the insurance companies.

The separate accounts invest in the Fund in accordance with allocation instructions received from owners of life insurance policies and annuity contracts. Such allocation rights are described further in the prospectus for the separate account. This prospectus contains the information you should read and know before you invest in the Fund through the variable annuity contracts and variable life insurance policies offered by insurance companies which provide for investment in the Trust. Keep this prospectus for future reference.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Fund shares are available exclusively as a funding vehicle for life insurance companies writing variable life insurance policies and variable annuity contracts. They are subject to investment limitations that do not apply to other mutual funds available directly to the general public. Therefore, any comparison of these two types of mutual funds would be inappropriate. This prospectus should be accompanied by the prospectuses for such variable contracts.

CONTENTS

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Goal, Strategy and Risks of the Wachovia Special Values Fund II	1
Performance	1
What are the Fund's Fees and Expenses?	2
What are the Fund's Main Investments and Investment Techniques?	3
What are the Risks of Investing in the Fund?	4
What do Shares Cost?	5
How is the Fund Sold?	6
How to Purchase and Redeem Shares	6
How to Exchange Shares	7
Account and Share Information	7
Who Manages the Fund?	7
Mixed and Shared Funding	8
Financial Information	8

APRIL 30, 2001
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Goal, Strategy and Risks of Wachovia Special Values Fund II

Goal

Seeks to produce growth of principal.

Strategy

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The Fund pursues its investment objective by investing primarily in a portfolio of stocks of small U.S. companies. The investment adviser looks for significantly undervalued companies that it believes have the potential for above-average growth commensurate with increased risk. Typical investments are in stocks of companies that have low price-to-earnings ratios, are generally out of favor in the marketplace, are selling significantly below their stated or replacement book value or are undergoing a reorganization or other corporate action that may create above-average price appreciation. Under normal market conditions, the Fund intends to invest at least 65% of its assets in stocks of companies that have a market value capitalization of $1.5 billion or less. The Fund may invest up to 20% of total assets in foreign securities.

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PRINCIPAL INVESTMENT RISKS

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by Wachovia Bank, N.A., the Federal Deposit Insurance Corporation or any other government agency.

A more detailed description of these risks can be found in "What are the Risks of Investing in the Fund?" herein.

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Market Risks

The Fund is subject to fluctuations in the stock market which has periods of increasing and decreasing values. These fluctuations can be caused by many events, including changes to domestic or international economic conditions. Stocks have greater volatility than debt securities.

Risks Related to Investing for Value

Due to the Fund's value style of investing, the Fund's share price may lag that of other funds using a different investment style.

Risks of Foreign Investing

Because the Fund invests in securities issued by foreign companies, the Fund's share price may be more affected by foreign economic and political conditions, taxation policies and accounting and auditing standards than would otherwise be the case.

Tax Risk

Since any investment can be adversely affected by changes in tax laws, the Fund is subject to this risk.

Leveraging

Various investment strategies involve agreements to purchase or sell securities or currencies in amounts that exceed the amount the Fund has invested in the underlying securities or currencies.

Futures and Options Risks

The successful use of futures, options, and other derivative instruments is based on the investment adviser's ability to correctly anticipate market movements.

Securities Lending Risks

When lending securities, the Fund may not be able to get them back from the borrower on a timely basis, thereby exposing the Fund to a loss of investment opportunities.

Performance

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A performance bar chart and total return information for the Fund will be provided after the Fund has been in operation for a full calendar year.

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What are the Fund's Fees and Expenses?

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. The expenses reflected herein do not reflect costs associated with variable annuity contracts and variable life insurance contracts at the separate account level.

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Shareholder Fees Fees Paid Directly From Your Investment	Special Values Fund II
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses[1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee	0.80%
Distribution (12b-1) Fee[2]	0.25%
Shareholder Services Fee	None
Other Expenses	3.05%
Total Annual Fund Operating Expenses (Before Waiver)[1]	4.10%
Waiver of Fund Expenses	2.85%
Net Annual Fund Operating Expenses (After Waiver)	1.25%

1 Pursuant to an agreement between the Adviser and The Wachovia Variable Insurance Funds, the Adviser agrees during the period from October 1, 2000 through May 31, 2002 to waive its fees, and/or make reimbursements to the Funds, so that each Fund's net operating expenses, in the aggregate, do not exceed the Fund's Net Annual Operating Expenses listed above. The Adviser agrees that this obligation shall constitute a contractual commitment enforceable by the Trust and that the Adviser shall not assert any right to reimbursement of amounts so waived or reimbursed.

2 The Adviser has no present intention of paying or accruing the distribution (12b-1) fee during the year ending December 31, 2001.

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EXAMPLE

The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that each of the Fund's operating expenses are based upon the current expense limitation as shown above in the table. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

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	1 Year	3 Years
Special Values Fund II	$127	$397

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What Are the Fund's Main Investments and Investment Techniques?

EQUITY SECURITIES

The Fund invests primarily in equity securities. Equity securities are the fundamental unit of ownership in a company. They represent a share of the issuer's earnings and assets, after the issuer pays its liabilities. Generally, issuers have discretion as to the payment of any dividends or distributions. As a result, investors cannot predict the income they will receive from equity securities. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business. The following describes the types of equity securities in which the Fund may invest.

Common Stocks

Common stocks are the most prevalent type of equity security. Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.

Preferred Stocks

Preferred stocks have the right to receive specified dividends or distributions before the issuer makes payments on its common stock. Some preferred stocks also participate in dividends and distributions paid on common stock. Preferred stocks may also permit the issuer to redeem the stock. The Fund may treat such redeemable preferred stock as a fixed income security.

Warrants

Warrants give the Fund the option to buy the issuer's equity securities at a specified price (the exercise price) at a specified future date (the expiration date). The Fund may buy the designated securities by paying the exercise price before the expiration date. Warrants may become worthless if the price of the stock does not rise above the exercise price by the expiration date. This increases the market risks of warrants as compared to the underlying security. Rights are the same as warrants, except companies typically issue rights to existing stockholders.

DERIVATIVE CONTRACTS

Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, currencies, commodities, financial indices or other assets. Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps) require payments relating to the income or returns from the underlying asset. The other party to a derivative contract is referred to as a counterparty.

Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Investors make payments due under their contracts through the exchange. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make (or collect) daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts. This protects investors against potential defaults by the counterparty. Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts.

For example, the Fund could close out an open contract to buy an asset at a future date by entering into an offsetting contract to sell the same asset on the same date. If the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. Exchanges may limit the amount of open contracts permitted at any one time. Such limits may prevent the Fund from closing out a position. If this happens, the Fund will be required to keep the contract open (even if it is losing money on the contract), and to make any payments required under the contract (even if it has to sell portfolio securities at unfavorable prices to do so). Inability to close out a contract could also harm the Fund by preventing it from disposing of or trading any assets it has been using to secure its obligations under the contract.

The Fund may also trade derivative contracts over-the-counter (OTC) in transactions negotiated directly between the Fund and the counterparty. OTC contracts do not necessarily have standard terms, so they cannot be directly offset with other OTC contracts. In addition, OTC contracts with more specialized terms may be more difficult to price than exchange traded contracts.

Depending upon how the Fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset, derivative contracts may increase or decrease the Fund's exposure to market and currency risks, and may also expose the Fund to liquidity and leverage risks. OTC contracts also expose the Fund to credit risks in the event that a counterparty defaults on the contract.

The Fund may trade in the following types of derivative contracts.

Futures Contracts

Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset at a specified price, date, and time. Entering into a contract to buy an underlying asset is commonly referred to as buying a contract or holding a long position in the asset. Entering into a contract to sell an underlying asset is commonly referred to as selling a contract or holding a short position in the asset. Futures contracts are considered to be commodity contracts. Futures contracts traded OTC are frequently referred to as forward contracts.

The Fund may buy and sell the following type of futures contracts: stock index futures.

PORTFOLIO TURNOVER

Instead of a buy-and-hold strategy, the Fund will actively trade its portfolio securities in an attempt to achieve the Fund's investment objective. Active trading will cause the Fund to have an increased portfolio turnover rate, which is likely to generate shorter- term gains (losses) for its shareholders, which are taxed at a higher rate than longer-term gains (losses). Actively trading portfolio securities increases the Fund's trading costs and may have an adverse impact on the Fund's performance.

TEMPORARY DEFENSIVE INVESTMENTS

The Fund may temporarily depart from its principal investment strategies by investing its assets in cash and shorter-term debt securities and similar obligations. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders.

What are the Risks of Investing in the Fund?

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MARKET RISKS

The Fund is subject to fluctuations in the stock market which has periods of increasing and decreasing values. These fluctuations can be caused by many events, including changes to domestic or international economic conditions. Because the Fund invests primarily in stocks it is more subject to equity risks than portfolios that do not invest in stocks. Stocks have greater volatility than debt securities. While greater volatility increases risk, it offers the potential for greater reward.

Equity risk is also related to the size of the company issuing stock. Companies may be categorized as having a small, medium, or large capitalization (market value). The potential risks are higher with small capitalization companies and lower with large capitalization companies. Therefore, you should expect that investments in the Fund will be more volatile than broad stock market indices such as the S&P 500 or other funds that invest in large-capitalization companies.

RISKS RELATED TO INVESTING FOR VALUE

Due to their relatively low valuations, value stocks are typically less volatile than growth stocks. For instance, the price of a value stock may experience a smaller increase on a forecast of higher earnings, a positive fundamental development or positive market development. Further, value stocks tend to have higher dividends than growth stocks. This means they depend less on price changes for returns and may lag behind growth stocks in an up market.

TAX RISK

Since any investment can be adversely affected by changes in tax laws, the Fund is subject to this risk. For example, the value of stocks can be affected by changes in capital gains tax rates.

LEVERAGING

Various investment strategies involve agreements to purchase or sell securities or currencies in amounts that exceed the amount the Fund has invested in the underlying securities or currencies. The excess exposure increases the risks associated with the underlying securities or currencies on the Fund's investment performance.

FOREIGN SECURITIES RISKS

The Fund may invest in foreign securities. Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.

Foreign companies may not provide information (including financial statements) as frequently or to as great an extent as companies in the United States. Foreign companies may also receive less coverage than United States companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These factors may prevent the Fund and Wachovia Asset Management, the Fund's investment adviser, from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information available concerning companies in the United States.

Foreign countries may have restrictions on foreign ownership of securities or may impose exchange controls, capital flow restrictions or repatriation restrictions which could adversely affect the liquidity of the Fund's investments.

FUTURES AND OPTIONS RISKS

The successful use of futures, options, and other derivative instruments is based on the investment adviser's ability to correctly anticipate market movements. When the direction of the prices of the Fund's securities does not correlate with the changes in the value of these transactions, or when the trading market for derivatives becomes illiquid, the Fund could lose money.

SECURITIES LENDING RISKS

The Fund may lend securities. When the Fund lends its portfolio securities, it may not be able to get them back from the borrower on a timely basis, thereby exposing the Fund to a loss of investment opportunities.

What do Shares Cost?

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Shares may be purchased or redeemed by participating insurance companies any day Wachovia Bank, N.A. (Wachovia Bank), the New York Stock Exchange (NYSE) and the Federal Reserve Wire System are open for business. When the Fund receives the insurance company's transaction request in proper form (as described in the insurance company's prospectus), it is processed at the next calculated net asset value (NAV).

NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open. The Fund generally values equity securities according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market). However, the Trust's Board of Trustees may determine in good faith that another method of valuing investments is necessary to appraise their fair market value when a market price is unavailable.

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Shares of the Fund are sold at their NAV next determined after an order is received. Shares are not subject to any sales or distribution charges.

How is the Fund Sold?

The Fund's distributor, Federated Securities Corp. (Distributor), markets the Shares described in this prospectus to your insurance company as a funding vehicle for variable annuity contracts and variable life insurance policies issued by your insurance company.

When the Distributor receives marketing fees, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

RULE 12b-1 PLAN

The Fund has adopted a Rule 12b-1 Plan, which allows the Fund to pay marketing fees to the Distributor and investment professionals for the sale, distribution and customer servicing of the Fund's Shares at an annual rate of up to 0.25% of the average daily NAV of the Fund's Shares. The Fund has no present intention of accruing or paying marketing fees.

Because Rule 12b-1 fees are paid out of the Fund's assets on an on-going basis, over time these fees would increase the cost of an investment and may cost investors more than paying other types of sales charges.

How to Purchase and Redeem Shares

Shares are used solely as the investment vehicle for separate accounts of your insurance company offering variable annuity contracts and variable life insurance policies. The general public has access to the Fund only by purchasing a variable annuity contract or variable life insurance policy (thus becoming a contract owner). Shares are not sold directly to the general public.

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Purchase and redemption orders are placed by your insurance company when your funds are credited to that insurance company's accounts. Purchase and redemption orders received from your insurance company by 4:00 p.m. (Eastern time) will be processed at the NAV calculated on that day. If the Fund receives a purchase or redemption order from your insurance company after 4:00 p.m. (Eastern time), that purchase will receive the NAV computed on the next business day.

Your insurance company is responsible for properly transmitting purchase and redemption orders and federal funds to the Fund.

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The Fund is only available as an investment option in variable annuity contracts, variable life insurance contracts and certain qualified pension plans. Please consult the accompanying separate account prospectus or qualified plan document for information about the terms of an investment in a contract.

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LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are credited within one business day after receiving a request in proper form. However, payment may be delayed up to seven days:

  to allow your purchase payment to clear;
  during periods of market volatility; or
  when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

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How to Exchange Shares

EXCHANGE PRIVILEGE

You may instruct your insurance company to exchange Shares of the Fund into shares of the same class of another portfolio of the Trust offered by your insurance company at NAV. Contact your insurance company to find out what portfolios of the Trust are available for exchange. To exchange Shares, you must:

  meet any minimum initial investment requirements; and
  receive a prospectus for the Trust portfolio into which you wish to exchange.

An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction. Signatures must be guaranteed if you request that your insurance company exchange Shares of the Fund for another portfolio of the Trust with a different shareholder registration. Please consult your tax adviser concerning potential tax consequences.

The Fund may modify or terminate the exchange privilege at any time. Shareholders will be notified of the modification or termination of the exchange privilege. The Fund's management or investment adviser may determine from the amount, frequency and pattern of exchanges that a shareholder is engaged in excessive trading which is detrimental to the Fund and other shareholders. If this occurs, the Fund may terminate the availability of exchanges to that shareholder and may bar that shareholder from purchasing other portfolios of the Trust.

Account and Share Information

DIVIDENDS AND CAPITAL GAINS

The Fund declares and pays any dividends annually.

Shares of the Fund will begin earning dividends if owned on the record date. Dividends of the Fund are automatically reinvested in additional Shares.

TAX INFORMATION

The Fund will seek to comply with asset diversification regulations applicable to registered investment companies under the Investment Company Act of 1940 and the Internal Revenue Code. The variable insurance accounts that invest in the Fund will be affected by the Fund's compliance with applicable diversification tests. If the Fund fails to comply with these regulations, separate accounts owning shares of the Fund may not be treated as annuity, endowment, or life insurance contracts under the Internal Revenue Code. For more information concerning the consequences of the Fund failing to meet the asset diversification regulations, consult your separate account prospectus.

Contract owners should review the applicable contract prospectus for information concerning the federal income tax treatment of their contracts and distributions from the Fund to the separate accounts.

Contract owners are urged to consult their own tax advisers regarding the status of their contracts under state and local tax laws.

Who Manages the Fund?

The Board of Trustees governs the Fund. The Board selects and oversees the investment adviser for the Fund, Wachovia Asset Management, a business unit of Wachovia Bank. The investment adviser manages each Fund's assets, including buying and selling portfolio securities. The investment adviser's address is 100 North Main Street, Winston-Salem, NC 27101. Wachovia Asset Management is the investment adviser for two other registered investment companies, The Wachovia Funds and The Wachovia Municipal Funds.

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Wachovia Bank has been managing trust assets for over 100 years, with over $39 billion in managed assets as of December 31, 2000.

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The investment adviser is entitled to receive an annual investment advisory fee equal to 0.80% of the Fund's average daily net assets. The investment adviser may voluntarily choose to waive a portion of its fees or reimburse the Fund for certain expenses.

PORTFOLIO MANAGERS

Roger L. Glenski is a Vice President with Wachovia Asset Management and is a co-manager of the Wachovia Special Values Fund. He is responsible for equity analysis and portfolio allocation decisions for the Fund. Prior to joining Wachovia Asset Management, Mr. Glenski was an accountant with the national accounting firm Deloitte & Touche. He received a bachelor's degree from the University of Missouri and a master's degree in Business Administration from the University of Chicago.

James M. Tringas is a Vice President with Wachovia Asset Management and is a co-manager of the Wachovia Special Values Fund. He is responsible for equity analysis and portfolio allocation decisions for the Fund. Before joining Wachovia Asset Management, Mr. Tringas was a senior consultant in the Personal Financial Consulting Group of Ernst & Young. He received a bachelor's degree in Accounting and a master's degree in Tax from the University of Florida. Mr. Tringas is a member of the Association for Investment Management and Research and the Atlanta Society of Financial Analysts.

Mixed and Shared Funding

Subject to regulatory approval, shares of the Funds will be used for funding of variable annuity contracts, variable life insurance policies and certain qualified retirement plans. This is called "mixed funding." Shares of the Funds may be used in the future for investments by unaffiliated insurance companies. This is referred to as "shared funding." Although the Funds do not currently foresee any disadvantage to contract owners or qualified plan participants due to differences in redemption rates, tax treatment, or other considerations resulting from mixed funding or shared funding, the Trustees will closely monitor the operation of mixed funding and shared funding and will consider appropriate action to avoid material conflicts and take appropriate action in response to any material conflicts that occur. Such action could result in one or more investors withdrawing all or a portion of their investments in the Funds.

Financial Information

The Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years, or since inception, if the life of the Fund is shorter. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

This information has been audited by Ernst & Young LLP, whose report, along with the Fund's audited financial statements, is included in the Annual Report.

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Financial Highlights

WACHOVIA SPECIAL VALUES FUND II

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

	Period Ended December 31, 2000(1)
Net asset value, beginning of period	$10.00
Income from investment operations
Net investment income	0.04
Net realized and unrealized gain on investments	0.86

Total from investment operations	0.90

Net asset value, end of period	$10.90

Total return (2)	9.00	%(3)
Ratios to average net assets
Expenses	1.25	%(4)
Net investment income	2.15	%(4)
Expense waiver/reimbursement (5)	15.72	%(4)
Supplemental data
Net assets, end of period (000 omitted)	$1,128
Portfolio turnover	3%

(1) Reflects operations for the period from November 1, 2000 (date of initial public investment) to December 31, 2000.

(2) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(3) Not computed on an annualized basis.

(4) Computed on an annualized basis.

(5) This contractual expense decrease is reflected in both the expense and the net investment income ratios.

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The following documents contain further details about the Fund and are available upon request and without charge:

Statement of Additional Information (SAI)--The SAI includes additional information about the Fund. The SAI is incorporated by reference into this prospectus, making it legally a part of this prospectus.

Shareholder Reports--The Fund will publish annual and semi-annual reports to shareholders which include information about the Fund's investments. The annual report will discuss market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

To obtain the SAI, the annual and semi-annual reports and other information without charge call your insurance company or the Fund at 1-800-994-4414.

You can obtain information about the Fund (including the SAI) by writing to or visiting the Public Reference Room of the Securities and Exchange Commission in Washington, DC. You may also access fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

WACHOVIA SPECIAL
VALUES FUND II

(A PORTFOLIO OF THE WACHOVIA
VARIABLE INSURANCE FUNDS)

Addresses

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WACHOVIA SPECIAL VALUES FUND II	101 Greystone Boulevard
SC-9215
Columbia, SC 29226

DISTRIBUTOR	Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

INVESTMENT ADVISER	Wachovia Asset Management
100 North Main Street
Winston-Salem, NC 27101

TRANSFER AGENT,	Federated Shareholder
DIVIDEND DISBURSING AGENT,	Services Company
AND PORTFOLIO RECORD KEEPER	Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

COUNSEL TO	Kirkpatrick & Lockhart LLP
THE WACHOVIA VARIABLE	1800 Massachusetts Avenue, NW
INSURANCE FUNDS	Washington, DC 20036-1800

COUNSEL TO	Bell Boyd & Lloyd
THE INDEPENDENT TRUSTEES	Three First National Plaza
70 West Madison Street
Suite 3300
Chicago, IL 60802-4207

INDEPENDENT AUDITORS	Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

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April 30, 2001

Investment Company Act File No. 811-09873
Cusip 929775203

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25734 (4/01)

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                         THE WACHOVIA VARIABLE INSURANCE FUNDS

                               Wachovia Balanced Fund II
                                Wachovia Equity Fund II
                            Wachovia Special Values Fund II

                          Statement of Additional Information

                                    April 30, 2001

    This Statement of Additional  Information (SAI) is not a prospectus.  Read this SAI in conjunction  with the  prospectuses  of The Wachovia  Variable  Insurance  Funds
    dated  April  30,  2001.   Obtain  the  prospectuses   without  charge  by  calling
    1-800-994-4414.

    Contents
=======================================================================================

    Federated Securities Corp., Distributor,
    subsidiary of Federated Investors, Inc.
    25855 (4/01)

HOW ARE THE FUNDS ORGANIZED?
=======================================================================================

The  Wachovia  Variable  Insurance  Funds  (the  Trust)  is  an  open-end,   management
investment  company  that  was  established  under  the  laws  of the  Commonwealth  of
Massachusetts  on March 3,  2000.  The  Trust  may  offer  separate  series  of  shares representing  interests  in separate  portfolios  of  securities.  The Trust  currently
offers  interests  in  three  professionally  managed,   diversified  series  (together
referred to as the Funds):  Wachovia  Balanced  Fund II;  Wachovia  Equity Fund II; and
Wachovia Special Values Fund II.

SECURITIES IN WHICH THE FUNDS INVEST
=======================================================================================
The following table indicates which types of securities are a:

o     Principal = Principal investment of a Fund (shaded in chart);
o     Acceptable = Acceptable (but not principal) investment of a Fund; or
o     Not Acceptable = Not an acceptable investment of a Fund.
--------------------------------------------------------------------
Securities                    Balanced    Equity Fund    Special
                              Fund II         II       Values Fund
                                                            II
-----------------------------------------
--------------------------------------------------------------------
American Depository          Acceptable   Acceptable    Acceptable
Receipts1
--------------------------------------------------------------------
--------------------------------------------------------------------
Asset-Backed Securities2     Acceptable       Not          Not
                                          Acceptable    Acceptable
-----------------------------------------
--------------------------------------------------------------------
Banking Instruments          Acceptable   Acceptable    Acceptable
-----------------------------------------
--------------------------------------------------------------------
Commercial Paper3            Acceptable   Acceptable    Acceptable
-----------------------------------------
--------------------------------------------------------------------
Common Stocks                Principal     Principal    Principal
--------------------------------------------------------------------
-----------------------------------------
Convertible Securities       Acceptable   Acceptable    Acceptable
-----------------------------------------
--------------------------------------------------------------------
Corporate Debt Obligations4  Principal    Acceptable    Acceptable
-------------------------------------------------------
--------------------------------------------------------------------
Credit Enhancement           Acceptable   Acceptable    Acceptable
--------------------------------------------------------------------
--------------------------------------------------------------------
Demand Master Notes          Acceptable       Not          Not
                                          Acceptable    Acceptable
--------------------------------------------------------------------
-----------------------------------------
European Depository          Acceptable   Acceptable    Acceptable
Receipts
--------------------------------------------------------------------
--------------------------------------------------------------------
Foreign Bank Instruments     Acceptable   Acceptable    Acceptable
-----------------------------------------              -------------
--------------------------------------------------------------------
Foreign Currency                Not           Not          Not
Transactions                 Acceptable   Acceptable    Acceptable
-----------------------------------------              -------------
--------------------------------------------------------------------
Foreign Securities1          Acceptable   Acceptable    Acceptable
--------------------------------------------------------------------
--------------------------------------------------------------------
Futures and Options          Acceptable   Acceptable    Acceptable
Transactions
--------------------------------------------------------------------
-----------------------------------------              -------------
Futures on Foreign           Acceptable       Not          Not
Government Debt                           Acceptable    Acceptable
--------------------------------------------------------------------
-----------------------------------------              -------------
Global Depository Receipts   Acceptable   Acceptable    Acceptable
--------------------------------------------------------------------
--------------------------------------------------------------------
High-Yield Securities5          Not           Not       Acceptable
                             Acceptable   Acceptable
--------------------------------------------------------------------
--------------------------------------------------------------------
Lending of Portfolio         Acceptable   Acceptable    Acceptable
Securities
--------------------------------------------------------------------
--------------------------------------------------------------------
Master Limited Partnerships     Not           Not       Acceptable
                             Acceptable   Acceptable
--------------------------------------------------------------------
--------------------------------------------------------------------
Money Market Instruments     Acceptable   Acceptable    Acceptable
--------------------------------------------------------------------
--------------------------------------------------------------------
Options on Financial         Acceptable   Acceptable    Acceptable
Futures
--------------------------------------------------------------------
--------------------------------------------------------------------
Over-the-Counter Options     Acceptable   Acceptable    Acceptable
--------------------------------------------------------------------
--------------------------------------------------------------------
Preferred Stocks             Acceptable   Acceptable    Acceptable
--------------------------------------------------------------------
--------------------------------------------------------------------
Repurchase Agreements        Acceptable   Acceptable    Acceptable
--------------------------------------------------------------------
--------------------------------------------------------------------
Restricted and Illiquid      Acceptable   Acceptable    Acceptable
Securities6
--------------------------------------------------------------------
--------------------------------------------------------------------
Reverse Repurchase           Acceptable   Acceptable    Acceptable
Agreements
--------------------------------------------------------------------
--------------------------------------------------------------------
Securities of Other          Acceptable   Acceptable    Acceptable
Investment Companies
--------------------------------------------------------------------
--------------------------------------------------------------------
Stock Index Futures and      Acceptable   Acceptable    Acceptable
Options7
--------------------------------------------------------------------
--------------------------------------------------------------------
Stripped Mortgage-Backed     Acceptable       Not          Not
Securities                                Acceptable    Acceptable
--------------------------------------------------------------------
--------------------------------------------------------------------
Temporary Investments        Acceptable   Acceptable    Acceptable
--------------------------------------------------------------------
--------------------------------------------------------------------
U.S. Government Obligations  Principal    Acceptable    Acceptable
-----------------------------------------
--------------------------------------------------------------------
Variable Rate Demand Notes   Acceptable   Acceptable    Acceptable
--------------------------------------------------------------------
--------------------------------------------------------------------
Warrants                     Acceptable   Acceptable    Acceptable
--------------------------------------------------------------------

---------------------------------------------------------------------------------------
--------------------------------------------------------------------
When-Issued and Delayed      Acceptable   Acceptable    Acceptable
Delivery Transactions
--------------------------------------------------------------------

1. The Balanced Fund II, Equity Fund II and Special Values Fund II may not invest more than 20% of its assets in ADRs and not more than 10% of its assets in other securities of foreign issuers (non-ADRs).

2. Rated A or better by Moody's or S&P.

3. Rated Prime-1 by Moody's or A-1 by S&P or of comparable quality as determined by the investment adviser.

4. Rated A or better by Moody's or S&P or of comparable quality as determined by the investment adviser. The Balanced Fund II may invest up to 5% of its assets in obligations rated Baa by Moody's or BBB by S&P or of comparable quality as determined by the investment adviser.

5. Securities are rated Baa or lower by Moody's or BBB or lower by S&P. The Special
Values Fund II will not invest more than 35% of its total assets in such securities.

6. The Balanced Fund II, Equity Fund II and the Special Values Fund II will limit investments in illiquid securities, including certain restricted securities not determined by the Trustees to be liquid, non-negotiable time deposits, over-the-counter options, and repurchase agreements providing for settlement in more than seven days after notice, to 15% of its net assets.

7. Not more than 20% of each Fund's assets will be invested in stock index futures and options. Each Fund will not purchase options to the extent that more than 5% of the value of the Fund's total assets would be invested in premiums on open put option positions or margin deposits on open positions, as applicable.

Securities Descriptions and Techniques
Equity Securities
Equity  securities  represent a share of an  issuer's  earnings  and assets,  after the issuer pays its  liabilities.  The Funds  cannot  predict the income they will  receive from equity  securities  because issuers generally have discretion as to the payment of any dividends or  distributions.  However,  equity  securities offer greater  potential for  appreciation  than many other types of securities,  because their value  increases directly with the value of the issuer's  business.  The  following  describes the types of equity securities in which a Fund may invest.

   Common Stocks
   Common  stocks  are the  most  prevalent  type of  equity  security.  Common  stocks receive  the  issuer's  earnings  after  the  issuer  pays  its  creditors  and  any preferred  stockholders.  As a result,  changes  in an  issuer's  earnings  directly influence the value of its common stock.

   Preferred Stocks
   Preferred  stocks have the right to receive  specified  dividends  or  distributions before the issuer makes  payments on its common stock.  Some  preferred  stocks also participate in dividends and  distributions  paid on common stock.  Preferred stocks may also  permit  the  issuer  to  redeem  the  stock.  A Fund may also  treat  such redeemable preferred stock as a fixed income security.

   Interests in Other Limited Liability Companies
   Entities  such  as  limited  partnerships,  limited  liability  companies,  business trusts  and  companies  organized  outside  the United  States may issue  securities comparable to common or preferred stock.

   Real Estate Investment Trusts (REITs)
   REITs are real estate investment trusts that lease,  operate and finance  commercial real  estate.  REITs are  exempt  from  federal  corporate  income tax if they limit their operations and distribute most of their income.  Such tax  requirements  limit a REIT's ability to respond to changes in the commercial real estate market.

   Warrants
   Warrants  give a Fund  the  option  to  buy  the  issuer's  equity  securities  at a specified  price (the  exercise  price) at a specified  future date (the  expiration date).  The Fund may buy the  designated  securities  by paying the  exercise  price before  the  expiration  date.  Warrants  may become  worthless  if the price of the stock  does  not  rise  above  the  exercise  price  by the  expiration  date.  This increases  the market  risks of warrants as  compared  to the  underlying  security.
   Rights  are the  same as  warrants,  except  companies  typically  issue  rights  to existing stockholders.

Master Limited Partnerships
A master limited  partnership is a publicly owned limited  partnership whose shares are bought and sold on an organized stock exchange.

Fixed Income Securities
Fixed  income  securities  pay  interest,  dividends  or  distributions  at a specified rate.  The rate may be a fixed  percentage of the  principal or adjusted  periodically.
In addition,  the issuer of a fixed income security must repay the principal  amount of the security,  normally within a specified time. Fixed income  securities  provide more
regular  income  than  equity  securities.   However,   the  returns  on  fixed  income
securities  are limited and normally do not increase with the issuer's  earnings.  This limits the  potential  appreciation  of fixed income  securities  as compared to equity securities.

A security's  yield  measures the annual income earned on a security as a percentage of its price.  A  security's  yield will  increase or decrease  depending  upon whether it costs less (a discount) or more (a premium)  than the principal  amount.  If the issuer may  redeem  the  security  before  its  scheduled  maturity,  the price and yield on a discount  or  premium  security  may  change  based  upon the  probability  of an early redemption.  Securities with higher risks generally have higher yields.

The  following  describes  the  types of fixed  income  securities  in which a Fund may invest.

   Treasury Securities
   Treasury  securities are direct  obligations of the federal government of the United
   States.  Investors regard treasury securities as having the lowest credit risks.

   Agency Securities
   Agency  securities are issued or guaranteed by a federal agency or other  government sponsored  entity  acting  under  federal  authority  (a  GSE).  The  United  States supports  some GSEs with its full,  faith and  credit.  Other GSEs  receive  support through  federal  subsidies,  loans or other  benefits.  A few GSEs have no explicit financial  support,  but are regarded as having implied  support because the federal government  sponsors their activities.  Investors regard agency securities as having low credit risks, but not as low as treasury securities.
   The  Fund  treats   mortgage  backed   securities   guaranteed  by  GSEs  as  agency
   securities.  Although a GSE guarantee  protects  against  credit risks,  it does not reduce the interest rate and prepayment risks of these mortgage backed securities.

   Corporate Debt Securities
   Corporate  debt  securities  are  fixed  income  securities  issued  by  businesses.
   Notes,  bonds,  debentures  and  commercial  paper are the most  prevalent  types of corporate  debt  securities.  A Fund may also  purchase  interests  in bank loans to companies.  The  credit  risks of  corporate  debt  securities  vary  widely  amount issuers.
   The credit risk of an issuer's  debt  security  may also vary based on its  priority for repayment.  For example,  higher ranking  (senior) debt securities have a higher priority than lower ranking  (subordinated)  securities.  This means that the issuer might  not  make  payments  on  subordinated  securities  while  continuing  to make payments on senior  securities.  In addition,  in the event of  bankruptcy,  holders of senior  securities  may  receive  amounts  otherwise  payable  to the  holders of subordinated  securities.  Some  subordinated  securities,  such as trust  preferred and  capital  securities  notes,  also  permit  the issuer to defer  payments  under certain  circumstances.  For example,  insurance companies issue securities known as surplus  notes that permit the  insurance  company to defer any  payment  that would reduce its capital below regulatory requirements.

      Commercial Paper
      Commercial  paper is an  issuer's  obligation  with a maturity  of less than nine
      months.   Companies   typically  issue   commercial  paper  to  pay  for  current
      expenditures.  Most issuers  constantly  reissue their  commercial  paper and use the  proceeds  (or bank  loans) to repay  maturing  paper.  If the issuer  cannot
      continue  to  obtain  liquidity  in  this  fashion,   its  commercial  paper  may
      default.  The short  maturity of  commercial  paper  reduces  both the market and credit risks as compared to other debt securities of the same issuer.

      Demand Instruments
      Demand  instruments  are  corporate  debt  securities  that the issuer must repay upon demand.  Other demand  instruments  require a third party,  such as a dealer or bank,  to  repurchase  the security  for its face value upon demand.  The Fund treats  demand  instruments  as short-term  securities,  even though their stated
      maturity may extend beyond one year.

   Mortgage Backed Securities
   Mortgage  backed  securities   represent  interests  in  pools  of  mortgages.   The
   mortgages  that  comprise a pool normally have similar  interest  rates,  maturities
   and  other  terms.   Mortgages  may  have  fixed  or  adjustable   interest   rates.
   Interests in pools of adjustable rate mortgages are known as ARMs.
   Mortgage  backed  securities  come  in a  variety  of  forms.  Many  have  extremely
   complicated   terms.   The  simplest  form  of  mortgage   backed   securities   are
   pass-through  certificates.  An issuer of pass-through  certificates gathers monthly payments from an underlying  pool of mortgages.  Then,  the issuer  deducts its fees and  expenses and passes the balance of the payments  onto the  certificate  holders once a month.  Holders  of  pass-through  certificates  receive a pro rata  share of all  payments and  pre-payments  from the  underlying  mortgages.  As a result,  the holders assume all the prepayment risks of the underlying mortgages.

   Asset Backed Securities
   Asset  backed   securities  are  payable  from  pools  of  obligations   other  than
   mortgages.  Most asset backed  securities  involve consumer or commercial debts with maturities  of less  than ten  years.  However,  almost  any  type of  fixed  income assets  (including  other fixed  income  securities)  may be used to create an asset backed  security.  Asset backed  securities  may take the form of commercial  paper, notes,  or pass  through  certificates.  Asset  backed  securities  have  prepayment risks.  Asset backed securities may be structured in multiple classes.
   Historically,  borrowers are more likely to refinance  their mortgage than any other type of consumer or  commercial  debt.  In addition,  some asset  backed  securities use  prepayment to buy  additional  assets,  rather than paying off the  securities.
   Therefore,  while asset  backed  securities  may have some  prepayment  risks,  they generally do not present the same degree of risk as mortgage backed securities.

   Zero Coupon Securities
   Zero coupon  securities  do not pay  interest  or  principal  until  final  maturity unlike debt securities that provide  periodic  payments of interest  (referred to as a coupon  payment).  Investors  buy zero  coupon  securities  at a price  below  the amount  payable at  maturity.  The  difference  between the  purchase  price and the amount  paid at  maturity  represents  interest  on the  zero  coupon  security.  An investor  must  wait  until  maturity  to  receive  interest  and  principal,  which increases  the  interest  rate and credit  risks of a zero coupon  security.  A zero coupon step-up security converts to a coupon security before final maturity.
   There are many forms of zero coupon  securities.  Some are issued at a discount  and are  referred to as zero coupon or capital  appreciation  bonds.  Others are created from interest  bearing  bonds by  separating  the right to receive the bond's coupon payments from the right to receive the bond's  principal due at maturity,  a process
   known  as  coupon  stripping.   The  most  common  forms  of  stripped  zero  coupon
   securities  include Treasury  STRIPs,  interest-only  securities and  principal-only securities.  In  addition,  some  securities  give the  issuer the option to deliver additional  securities in place of cash interest  payments,  thereby  increasing the
   amount   payable  at  maturity.   These  are  referred  to  as  pay-in-kind  or  PIK
   securities.

   Bank Instruments
   Bank  instruments  are  unsecured   interest  bearing  deposits  with  banks.   Bank
   instruments  include  bank  accounts,  time  deposits,  certificates  of deposit and banker's  acceptances.  Yankee  instruments  are  denominated  in U.S.  dollars  and issued by U.S.  branches of foreign banks.  Eurodollar  instruments  are denominated in U.S. dollars and issued by non-U.S. branches of U.S. or foreign banks.

   Insurance Contracts
   Insurance  contracts include  guaranteed  investment  contracts,  funding agreements and annuities.  A Fund may treat these contracts as fixed income securities.

   Credit Enhancement
   Credit  enhancement  consists  of an  arrangement  in which a company  agrees to pay amounts due on a fixed  income  security  after the issuer  defaults.  In some cases the  company  providing  credit  enhancement  makes  all  payments  directly  to the security holders and receives  reimbursement from the issuer.  Normally,  the credit enhancer has greater  financial  resources and liquidity  than the issuer.  For this reason,  the  investment  adviser may  evaluate  the credit  risk of a fixed  income security based solely upon its credit enhancement.
   Common  types of credit  enhancement  include  guarantees,  letters of credit,  bond insurance and surety bonds.  Credit  enhancement  also includes  arrangements  where securities  or other  liquid  assets  secure  payment  of a fixed  income  security.
   Following a default,  these assets may be sold and the proceeds  paid to  security's holders.  Either  form of  credit  enhancement  reduces  credit  risks by  providing another source of payment for a fixed income security.

Convertible Securities
Convertible  securities  are fixed  income  securities  that the Fund has the option to exchange for equity  securities  at a specified  conversion  price.  The option  allows the Fund to realize  additional  returns if the market  price of the equity  securities exceeds the conversion  price. For example,  the Fund may hold fixed income  securities that are  convertible  into  shares of common  stock at a  conversion  price of $10 per share.  If the market value of the shares of common  stock  reached $12, the Fund could realize an additional $2 per share by converting its fixed income securities.

Convertible  securities have lower yields than comparable fixed income  securities.  In addition,  at the time a convertible  security is issued the  conversion  price exceeds the market value of the underlying  equity  securities.  Thus,  convertible  securities may provide  lower  returns  than  non-convertible  fixed income  securities  or equity securities  depending  upon changes in the price of the underlying  equity  securities.
However,  convertible  securities  permit  the Fund to  realize  some of the  potential appreciation of the underlying  equity  securities with less risk of losing its initial investment.

A Fund may treat  convertible  securities  as both fixed  income and equity  securities for  purposes of its  investment  policies  and  limitations,  because of their  unique characteristics.

Tax Exempt Securities
Tax  exempt  securities  are fixed  income  securities  that pay  interest  that is not subject to regular  federal  income  taxes.  Typically,  states,  counties,  cities and other political  subdivisions and authorities issue tax exempt  securities.  The market categorizes tax exempt securities by their source of repayment.

   Variable Rate Demand Instruments
   Variable rate demand  instruments are tax exempt  securities that require the issuer or a third  party,  such as a dealer or bank,  to  repurchase  the  security for its face value  upon  demand.  The  securities  also pay  interest  at a  variable  rate intended  to cause  the  securities  to trade at their  face  value.  A Fund  treats demand  instruments as short-term  securities,  because their variable interest rate adjusts in response to changes in market  rates,  even though their stated  maturity may extend beyond thirteen months.

Foreign Securities
Foreign  securities are  securities of issuers based outside the United States.  A Fund considers an issuer to be based outside the United States if:

o     it is  organized  under  the laws  of,  or has a  principal  office  located  in, another country;
o     the principal trading market for its securities is in another country; or
o     it (or its  subsidiaries)  derived in its most  current  fiscal year at least 50%
   of its total assets,  capitalization,  gross revenue or profit from goods  produced, services performed, or sales made in another country.
Foreign  securities  are primarily  denominated in foreign  currencies.  Along with the
risks  normally   associated  with  domestic  securities  of  the  same  type,  foreign securities  are subject to currency  risks and risks of foreign  investing.  Trading in certain foreign markets is also subject to liquidity risks.

   Depositary Receipts
   Depositary  receipts  represent  interests  in  underlying  securities  issued  by a foreign company.  The foreign securities  underlying  American  Depositary  Receipts
   (ADRs)  are not  traded in the United  States.  ADRs  provide a way to buy shares of foreign-based  companies  in the United  States  rather  than in  overseas  markets.
   ADRs are also traded in U.S.  dollars,  eliminating  the need for  foreign  exchange
   transactions.   The  foreign  securities  underlying  European  Depositary  Receipts
   (EDRs),  Global Depositary  Receipts (GDRs), and International  Depositary  Receipts
   (IDRs),  are traded  globally  or outside  the United  States.  Depositary  Receipts involve  many of the  same  risks  of  investing  directly  in  foreign  securities, including currency risks and risks of foreign investing.

   Foreign Exchange Contracts
   In order  to  convert  U.S.  dollars  into  the  currency  needed  to buy a  foreign security,  or to  convert  foreign  currency  received  from the  sale of a  foreign security into U.S.  dollars,  a Fund may enter into spot currency trades.  In a spot trade,  the Fund  agrees  to  exchange  one  currency  for  another  at the  current exchange  rate.  The  Fund may  also  enter  into  derivative  contracts  in which a
   foreign   currency  is  an  underlying   asset.   The  exchange  rate  for  currency
   derivative  contracts  may be higher or lower than the spot  exchange  rate.  Use of these  derivative  contracts  may  increase  or  decrease  the  Fund's  exposure  to currency risks.

   Foreign Government Securities
   Foreign  government   securities   generally  consist  of  fixed  income  securities
   supported  by  national,  state  or  provincial  governments  or  similar  political subdivisions.  Foreign  government  securities  also  include  debt  obligations  of supranational  entities,  such as international  organizations designed or supported
   by  governmental  entities  to  promote  economic   reconstruction  or  development,
   international  banking  institutions and related  government  agencies.  Examples of these include,  but are not limited to, the  International  Bank for  Reconstruction and  Development  (the  World  Bank),  the  Asian  Development  Bank,  the  European
   investment Bank and the Inter-American Development Bank.
   Foreign   government   securities   also   include   fixed  income   securities   of
   quasi-governmental   agencies  that  are  either  issued  by  entities  owned  by  a national,  state or equivalent  government or are  obligations  of a political  unit that are not backed by the  national  government's  full faith and credit.  Further,
   foreign  government  securities  include   mortgage-related   securities  issued  or
   guaranteed  by  national,   state  or  provincial  governmental   instrumentalities,
   including quasi-governmental agencies.

Derivative Contracts
Derivative  contracts  are  financial  instruments  that  require  payments  based upon
changes  in  the  values  of  designated  (or   underlying)   securities,   currencies,
commodities,  financial  indices or other assets.  Some  derivative  contracts (such as futures,  forwards and options) require  payments  relating to a future trade involving the underlying  asset.  Other  derivative  contracts  (such as swaps) require  payments relating  to the income or returns  from the  underlying  asset.  The other  party to a derivative contract is referred to as a counterparty.

Many derivative  contracts are traded on securities or commodities  exchanges.  In this case,  the  exchange  sets  all  the  terms  of the  contract  except  for  the  price.
Investors  make  payments  due  under  their  contracts  through  the  exchange.   Most
exchanges  require  investors to maintain  margin  accounts  through  their  brokers to cover their  potential  obligations  to the exchange.  Parties to the contract make (or collect)  daily  payments to the margin  accounts  to reflect  losses (or gains) in the value of their contracts.  This protects  investors against  potential  defaults by the counterparty.  Trading  contracts  on an exchange  also allows  investors  to close out their contracts by entering into offsetting contracts.

For  example,  the Fund could  close out an open  contract  to buy an asset at a future date by  entering  into an  offsetting  contract  to sell  the  same  asset on the same date.  If the  offsetting  sale price is more than the  original  purchase  price,  the
Fund  realizes a gain;  if it is less,  the Fund  realizes a loss.  Exchanges may limit the amount of open  contracts  permitted  at any one time.  Such limits may prevent the
Fund from closing out a position.  If this  happens,  the Fund will be required to keep the  contract  open  (even  if it is  losing  money on the  contract),  and to make any payments  required under the contract  (even if it has to sell portfolio  securities at unfavorable  prices to do so).  Inability  to close out a contract  could also harm the
Fund by  preventing  it from  disposing  of or trading  any assets it has been using to secure its obligations under the contract.

The Fund may also trade  derivative  contracts  over-the-counter  (OTC) in transactions negotiated  directly  between  the  Fund and the  counterparty.  OTC  contracts  do not necessarily  have  standard  terms,  so they cannot be  directly  offset with other OTC contracts.  In  addition,  OTC  contracts  with  more  specialized  terms  may be  more difficult to price than exchange traded contracts.

Depending upon how the Fund uses  derivative  contracts and the  relationships  between the  market  value  of a  derivative  contract  and the  underlying  asset,  derivative contracts  may increase or decrease the Fund's  exposure to interest  rate and currency risks,  and may also expose the Fund to liquidity  and leverage  risks.  OTC  contracts also expose the Fund to credit risks in the event that a  counterparty  defaults on the contract.

A Fund may trade in the following types of derivative contracts.

   Futures Contracts
   Futures  contracts  provide for the future sale by one party and purchase by another party of a specified amount of an underlying  asset at a specified price,  date, and time.  Entering into a contract to buy an underlying  asset is commonly  referred to as buying a  contract  or holding a long  position  in the  asset.  Entering  into a contract to sell an underlying  asset is commonly  referred to as selling a contract or holding a short  position in the asset.  Futures  contracts are  considered to be commodity  contracts.  Futures  contracts  traded OTC are frequently  referred to as forward contracts.

   Options
   Options are rights to buy or sell an  underlying  asset for a  specified  price (the exercise price) during,  or at the end of, a specified  period.  A call option gives the holder  (buyer) the right to buy the underlying  asset from the seller  (writer)
   of the  option.  A put  option  gives the  holder  the right to sell the  underlying asset to the writer of the  option.  The  writer of the  option  receives a payment, or premium,  from the buyer,  which the writer keeps regardless of whether the buyer uses (or exercises) the option.
   A Fund may engage in one or more of the following:
   Buy call  options  on  securities,  securities  indices  and  futures  contracts  in anticipation of an increase in the value of the underlying asset.
   Buy  put  options  on  securities,  securities  indices  and  futures  contracts  in anticipation of a decrease in the value of the underlying asset.
   Write call  options on  securities,  securities  indices  and futures  contracts  to generate  income from premiums,  and in  anticipation  of a decrease or only limited increase  in the value of the  underlying  asset.  If a call  written by the Fund is exercised,  the Fund  foregoes  any  possible  profit from an increase in the market price of the underlying asset over the exercise price plus the premium received.
   Write put  options on  securities,  securities  indices and  futures  contracts  (to generate  income from premiums,  and in  anticipation of an increase or only limited decrease in the value of the  underlying  asset).  In writing puts,  there is a risk that the Fund may be required  to take  delivery  of the  underlying  asset when its current market price is lower than the exercise price.
   When the Fund  writes  options  on futures  contracts,  it will be subject to margin requirements similar to those applied to futures contracts.
   Buy or write options to close out existing options positions.

   Hybrid Instruments
   Hybrid  instruments  combine elements of derivative  contracts with those of another security  (typically a fixed income  security).  All or a portion of the interest or principal  payable on a hybrid  security is  determined  by  reference to changes in the price of an  underlying  asset or by  reference  to another  benchmark  (such as interest  rates,  currency  exchange  rates or  indices).  Hybrid  instruments  also include  convertible  securities  with  conversion  terms  related to an  underlying asset or benchmark.
   The risks of investing in hybrid  instruments  reflect a combination of the risks of investing  in  securities,  options,  futures  and  currencies,  and depend upon the terms of the  instrument.  Thus,  an investment  in a hybrid  instrument  may entail significant  risks in addition to those associated with traditional  fixed income or convertible  securities.  Hybrid  instruments are also potentially more volatile and
   carry  greater   interest  rate  risks  than  traditional   instruments.   Moreover,
   depending  on the  structure  of the  particular  hybrid,  it may expose the Fund to leverage risks or carry liquidity risks.

Special Transactions
   Repurchase Agreements
   Repurchase  agreements  are  transactions  in which a Fund  buys a  security  from a dealer or bank and agrees to sell the security  back at a mutually  agreed upon time and price.  The  repurchase  price  exceeds  the sale price,  reflecting  the Fund's return on the  transaction.  This return is unrelated  to the  interest  rate on the underlying  security.  The Fund will  enter  into  repurchase  agreements  only with banks and other  recognized  financial  institutions,  such as  securities  dealers, deemed creditworthy by the investment adviser.
   The  Funds'  custodian  or  subcustodian  will  take  possession  of the  securities subject to  repurchase  agreements.  The  investment  adviser or  subcustodian  will monitor the value of the  underlying  security  each day to ensure that the value of the security always equals or exceeds the repurchase price.
   Repurchase agreements are subject to credit risks.

   Reverse Repurchase Agreements
   Reverse  repurchase  agreements are  repurchase  agreements in which the Fund is the seller (rather than the buyer) of the  securities,  and agrees to repurchase them at an agreed upon time and price.  A reverse  repurchase  agreement  may be viewed as a type of  borrowing  by the  Fund.  Reverse  repurchase  agreements  are  subject  to credit risks.  In addition,  reverse  repurchase  agreements  create  leverage risks because  the Fund  must  repurchase  the  underlying  security  at a  higher  price, regardless of the market value of the security at the time of repurchase.

   Delayed Delivery Transactions
   Delayed  delivery  transactions  are  arrangements in which the Fund buys securities for a set price,  with  payment  and  delivery  of the  securities  scheduled  for a future  time.  During the period  between  purchase  and  settlement,  no payment is made by the  Fund to the  issuer  and no  interest  accrues  to the  Fund.  The Fund records the  transaction  when it agrees to buy the  securities  and reflects  their value in  determining  the price of its shares.  Settlement  dates may be a month or more  after  entering  into  these  transactions  so that the  market  values of the securities  bought may vary from the purchase  prices.  Therefore,  delayed delivery
   transactions   create   interest   rate  risks  for  the  Fund.   Delayed   delivery
   transactions also involve credit risks in the event of a counterparty default.

      To Be Announced Securities (TBAs)
      As with other when issued  transactions,  a seller agrees to issue a TBA security
      at  a  future  date.  However,   the  seller  does  not  specify  the  particular
      securities  to be  delivered.  Instead,  the Fund  agrees to accept any  security that meets specified  terms. For example,  in a TBA mortgage backed  transaction, the Fund and the seller would agree upon the issuer,  interest  rate and terms of the  underlying  mortgages.  However,  the seller would not identify the specific
      underlying   mortgages  until  it  issues  the  security.   TBA  mortgage  backed
      securities  increase interest rate risks because the underlying  mortgages may be less favorable than anticipated by the Fund.

   Securities Lending
   A Fund may lend  portfolio  securities  to  borrowers  that the  investment  adviser deems  creditworthy.  In return,  the Fund receives cash or liquid  securities  from the borrower as  collateral.  The borrower  must furnish  additional  collateral  if the market value of the loaned  securities  increases.  Also,  the borrower must pay the  Fund the  equivalent  of any  dividends  or  interest  received  on the  loaned securities.
   The Fund will reinvest cash  collateral in securities  that qualify as an acceptable investment  for the Fund.  However,  the Fund must pay  interest to the borrower for the use of cash collateral.
   Loans are  subject to  termination  at the option of the Fund or the  borrower.  The
   Fund will not have the right to vote on  securities  while they are on loan,  but it will  terminate  a loan in  anticipation  of any  important  vote.  The Fund may pay administrative  and  custodial  fees  in  connection  with  a  loan  and  may  pay a negotiated  portion of the interest  earned on the cash  collateral  to a securities lending agent or broker.
   Securities  lending  activities  are  subject  to  interest  rate  risks and  credit risks.  These transactions create leverage risks.

Asset Coverage
In order to  secure  its  obligations  in  connection  with  derivatives  contracts  or special  transactions,  a Fund will  either own the  underlying  assets,  enter into an offsetting  transaction or set aside readily  marketable  securities  with a value that
equals  or  exceeds  the  Fund's  obligations.   Unless  the  Fund  has  other  readily
marketable   assets  to  set  aside,  it  cannot  trade  assets  used  to  secure  such obligations  entering into an offsetting  derivative  contract or terminating a special transaction.  This may cause the Fund to miss  favorable  trading  opportunities  or to realize losses on derivative contracts or special transactions.

Investment Risks
Stock Market Risks
o     The value of equity  securities in a Fund's  portfolio will rise and fall.  These fluctuations  could be a sustained trend or a drastic  movement.  A Fund's portfolio will reflect  changes in prices of individual  portfolio  stocks or general  changes in stock  valuations.  Consequently,  the Fund's  share  price may  decline  and you could lose money.
o     The  investment  adviser  attempts to manage market risk by limiting the amount a
   Fund invests in each company's  equity  securities.  However,  diversification  will not protect the Fund against widespread or prolonged declines in the stock market.

Sector Risks
o     Companies  with  similar   characteristics  may  be  grouped  together  in  broad
   categories  called  sectors.  Sector risk is the  possibility  that a certain sector may underperform  other sectors or the market as a whole. As the investment  adviser allocates more of the Fund's portfolio  holdings to a particular  sector, the Fund's
   performance   will  be  more   susceptible  to  any  economic,   business  or  other
   developments which generally affect that sector.
o     A substantial part of a Fund's portfolio may be comprised of securities issued or credit enhanced by companies in similar businesses, by issuers located in the same state, or with other similar characteristics. As a result, the Fund will be more susceptible to any economic, business, political, or other developments which generally affect these issuers.

Liquidity Risks
o     Trading  opportunities  are  more  limited  for  equity  securities  that are not widely  held and for fixed  income  securities  that have not  received  any  credit ratings,  have received  ratings below investment grade or are not widely held. This may make it more  difficult to sell or buy a security at a favorable  price or time.
   Consequently,  a Fund may  have to  accept a lower  price to sell a  security,  sell other  securities to raise cash or give up an investment  opportunity,  any of which could  have a  negative  effect on the  Fund's  performance.  Infrequent  trading of securities may also lead to an increase in their price volatility.
o     Liquidity  risk  also  refers to the  possibility  that a Fund may not be able to sell a  security  or close  out a  derivative  contract  when it wants  to.  If this happens,  the Fund will be required  to  continue  to hold the  security or keep the position open, and the Fund could incur losses.
o     OTC   derivative   contracts   generally   carry  greater   liquidity  risk  than
   exchange-traded contracts.

Risks Related to Company Size
o     Generally,  the smaller  the market  capitalization  of a company,  the fewer the number of shares traded  daily,  the less liquid its stock and the more volatile its price.  Market  capitalization  is  determined  by  multiplying  the  number  of its outstanding shares by the current market price per share.
o     Companies  with smaller market  capitalizations  also tend to have unproven track records,  a limited  product or service  base and limited  access to capital.  These factors  also  increase  risks and make  these  companies  more  likely to fail than companies with larger market capitalizations.

Risks Related to Investing for Value

   Due to their relatively low valuations, value stocks are typically less volatile than growth stocks. For instance, the price of a value stock may experience a smaller increase on a forecast of higher earnings, a positive fundamental development, or positive market development. Further, value stocks tend to have higher dividends than growth stocks. This means they depend less on price changes for returns and may lag behind growth stocks in an up market.

Risks Related to Investing for Growth

   Due to their relatively high valuations, growth stocks are typically more volatile than value stocks.  For instance, the price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development.  Further, growth stocks may not pay dividends or may pay lower dividends than value stocks.  This means they depend more on price changes for returns and may be more adversely affected in a down market compared to value stocks that pay higher dividends.

Currency Risks
o     Exchange rates for currencies  fluctuate  daily. The combination of currency risk and market risk tends to make  securities  traded in foreign  markets more  volatile than securities traded exclusively in the U.S.
o     The investment  adviser  attempts to manage  currency risk by limiting the amount the Fund  invests in  securities  denominated  in a  particular  currency.  However, diversification  will not protect the Fund  against a general  increase in the value of the U.S. dollar relative to other currencies.

Risks of Foreign Investing
o     The Funds may invest in foreign  securities.  Foreign  securities pose additional risks because  foreign  economic or political  conditions may be less favorable than those of the United  States.  Securities  in foreign  markets may also be subject to taxation policies that reduce returns for U.S. investors.
o     Foreign companies may not provide information  (including  financial  statements)
   as  frequently or to as great an extent as companies in the United  States.  Foreign companies  may also receive less  coverage  than United  States  companies by market analysts and the financial  press. In addition,  foreign  countries may lack uniform accounting,  auditing and financial reporting  standards or regulatory  requirements comparable to those applicable to U.S.  companies.  These factors may prevent a Fund and its investment adviser from obtaining  information  concerning foreign companies
   that  is  as  frequent,   extensive  and  reliable  as  the  information   available
   concerning companies in the United States.
o     Foreign  countries may have  restrictions  on foreign  ownership of securities or
   may  impose   exchange   controls,   capital  flow   restrictions   or  repatriation
   restrictions which could adversely affect the liquidity of a Fund's investments.

Leverage Risks
o     Leverage risk is created when an  investment  exposes the Fund to a level of risk that  exceeds  the  amount  invested.  Changes  in the  value of such an  investment magnify the Fund's risk of loss and potential for gain.
o     Investments  can  have  these  same  results  if  their  returns  are  based on a multiple of a specified index, security, or other benchmark.

Interest Rate Risks
o     Prices of fixed  income  securities  rise and fall in response  to interest  rate changes in the interest rate paid by similar  securities.  Generally,  when interest rates rise, prices of fixed income securities fall.  However,  market factors,  such as the  demand  for  particular  fixed  income  securities,  may  cause the price of certain fixed income  securities to fall while the prices of other  securities  rise or remain unchanged.
o     Interest  rate  changes  have a  greater  effect  on the  price of  fixed  income securities  with longer  durations.  Duration  measures the price  sensitivity  of a fixed income security to changes in interest rates.

Credit Risks
o     Credit  risk is the  possibility  that an issuer  will  default on a security  by failing to pay interest or principal  when due. If an issuer  defaults,  a Fund will lose money.
o     Many fixed  income  securities  receive  credit  ratings  from  services  such as
   Standard & Poor's and Moody's  Investors  Service.  These services assign ratings to securities  by assessing  the  likelihood of issuer  default.  Lower credit  ratings correspond  to higher  credit risk.  If a security  has not  received a rating,  the
   Fund must rely entirely upon the investment adviser's credit assessment.
o     Fixed income  securities  generally  compensate for greater credit risk by paying interest at a higher rate.  The  difference  between the yield of a security and the yield of a U.S. Treasury  security with a comparable  maturity (the spread) measures the additional  interest paid for risk.  Spreads may increase  generally in response to adverse economic or market  conditions.  A security's spread may also increase if the  security's  rating  is  lowered,  or the  security  is  perceived  to  have  an increased  credit  risk.  An  increase  in the  spread  will  cause the price of the security to decline.
o     Credit risk  includes the  possibility  that a party to a  transaction  involving the Fund will fail to meet its  obligations.  This could  cause the Fund to lose the benefit  of the  transaction  or  prevent  the Fund from  selling  or  buying  other securities to implement its investment strategy.

Call Risks
o     Call risk is the  possibility  that an issuer may redeem a fixed income  security before  maturity (a call) at a price below its current market price.  An increase in the likelihood of a call may reduce the security's price.
o     If a fixed  income  security  is  called,  the  Fund  may  have to  reinvest  the proceeds in other fixed income  securities with lower interest rates,  higher credit risks, or other less favorable characteristics.

Prepayment Risks
o     Unlike  traditional fixed income  securities,  which pay a fixed rate of interest until  maturity  (when the entire  principal  amount is due)  payments  on  mortgage backed  securities  include  both  interest  and a  partial  payment  of  principal.
   Partial  payment of principal  may be comprised of scheduled  principal  payments as well  as  unscheduled  payments  from  the  voluntary  prepayment,  refinancing,  or foreclosure  of the underlying  loans.  These  unscheduled  prepayments of principal create risks that can adversely affect a Fund holding mortgage backed securities.
   For example,  when interest rates decline,  the values of mortgage backed securities generally rise. However,  when interest rates decline,  unscheduled  prepayments can be expected to  accelerate,  and the Fund would be required to reinvest the proceeds of  the  prepayments  at  the  lower  interest  rates  then  available.  Unscheduled prepayments  would also limit the  potential  for capital  appreciation  on mortgage backed securities.
   Conversely,  when  interest  rates rise,  the values of mortgage  backed  securities
   generally  fall.   Since  rising  interest  rates  typically   result  in  decreased
   prepayments,  this could lengthen the average lives of mortgage  backed  securities, and cause their value to decline more than traditional fixed income securities.
o     Generally,   mortgage  backed  securities   compensate  for  the  increased  risk
   associated  with  prepayments  by paying a higher  yield.  The  additional  interest paid for risk is measured by the difference  between the yield of a mortgage  backed security and the yield of a U.S. Treasury  security with a comparable  maturity (the spread).  An  increase  in the spread  will cause the price of the  mortgage  backed security  to decline.  Spreads  generally  increase in response to adverse  economic or market  conditions.  Spreads may also  increase if the  security is  perceived to have an increased prepayment risk or is perceived to have less market demand.

Risks Associated with Noninvestment Grade Securities
o     The Balanced Fund may invest in securities  rated below investment  grade.  These securities,  also known as junk bonds,  generally entail greater market,  credit and liquidity  risks than investment  grade  securities.  For example,  their prices are more  volatile,  economic  downturns and financial  setbacks may affect their prices more negatively, and their trading market may be more limited.

Investment Limitations
      Selling Short and Buying On Margin
      The Funds  will not sell any  securities  short or  purchase  any  securities  on margin,  other than in connection with buying stock index futures contracts,  put options on stock index  futures,  put options on financial  futures and portfolio securities,  and writing  covered call  options,  but may obtain such  short-term credits as are  necessary  for the  clearance of purchases and sales of portfolio securities.
      The  deposit or payment by a Fund of initial or  variation  margin in  connection
      with  financial  futures  contracts  or  related  options   transactions  is  not
      considered the purchase of a security on margin.

      Issuing Senior Securities and Borrowing Money
      The Funds will not issue senior  securities,  except that a Fund may borrow money directly or through reverse  repurchase  agreements in amounts up to one-third of the value of its net assets,  including  the amounts  borrowed  and except,  with respect to the  Balanced  Funds,  as permitted by its  investment  objective  and policies.
      The Funds will not borrow money or engage in reverse  repurchase  agreements  for investment  leverage,  but rather as a  temporary,  extraordinary,  or  emergency measure to  facilitate  management  of the  portfolio  by enabling a Fund to meet redemption  requests when the  liquidation  of portfolio  securities is deemed to be  inconvenient or  disadvantageous.  Each Fund will not purchase any securities while  borrowings  in  excess  of 5%  of  the  value  of  its  total  assets  are outstanding.

      Pledging Assets
      The Funds will not mortgage,  pledge,  or hypothecate any assets except to secure
      permitted  borrowings.   In  those  cases,  a  Fund  may  mortgage,   pledge,  or
      hypothecate   assets  to  secure  such  borrowings  having  a  market  value  not exceeding  the  lesser  of the  dollar  amounts  borrowed  or 15% of the value of total assets at the time of the borrowing.  For purposes of this limitation,  the following  are not deemed to be pledges:  margin  deposits  for the  purchase and sale of futures  contracts and related  options,  and  segregation  or collateral arrangements  made in  connection  with  options  activities  or the  purchase of securities on a when-issued basis.

      Investing in Real Estate
      The  Funds  will  not buy or sell  real  estate,  including  limited  partnership interests,  although  a Fund may  invest in the  securities  of  companies  whose business  involves  the  purchase or sale of real estate or in  securities  which are secured by real estate or interests in real estate.

      Investing in Commodities
      The Funds will not buy or sell commodities,  commodity contracts,  or commodities futures  contracts,  except  however,  to the extent that each Fund may engage in transactions involving futures contracts and related options.

      Underwriting
      The Funds will not underwrite  any issue of  securities,  except as each Fund may be deemed to be an  underwriter  under the  Securities  Act of 1933 in connection with  the  sale of  securities  which  the  Fund  may  purchase  pursuant  to its investment objective, policies, and limitations.

      Diversification of Investments
      With  respect  to  securities  comprising  75% of the value of its total  assets, each Fund will not  purchase  securities  issued by any one  issuer  (other  than cash,  cash items or securities  issued or  guaranteed  by the  government of the
      United  States or its agencies or  instrumentalities  and  repurchase  agreements collateralized  by such  securities)  if, as a result,  more than 5% of the value of the Fund's total assets  would be invested in the  securities  of that issuer.
      Also,  a  Fund  will  not  acquire  more  than  10%  of  the  outstanding  voting securities of any one issuer.

      Concentration of Investments
      The Funds will not invest 25% or more of the value of their  total  assets in any one  industry,  except  that a Fund may  invest  25% or more of the  value of its total assets in cash,  cash items,  or  securities  issued or  guaranteed  by the
      U.S. government,  its agencies or  instrumentalities,  and repurchase  agreements collateralized by such securities.

      Lending Cash or Securities
      The Funds will not lend any of their  assets  except  portfolio  securities,  the market  values of which do not exceed  one-third  of the value of a Fund's  total assets.
      This shall not  prevent  the Funds from  purchasing  or holding  U.S.  government obligations,  money market instruments,  demand master notes, bonds,  debentures, notes,  certificates of  indebtedness,  or other debt  securities,  entering into repurchase  agreements,  or engaging in other  transactions  where  permitted  by each Fund's investment objective, policies, and limitations.

The above  investment  limitations  cannot be changed by the Board of Trustees  (Board)
unless  authorized by the "vote of a majority of its  outstanding  voting  securities,"
as defined by the Investment Company Act. The following  limitations,  however,  may be changed  by the Board  without  shareholder  approval.  Shareholders  will be  notified before any material change in these limitations becomes effective.

      Investing in Securities of Other Investment Companies
      The Funds will limit their investment in other  investment  companies to not more than 3% of the total  outstanding  voting stock of any investment  company,  will invest no more than 5% of their total assets in any one investment  company,  and will invest no more than 10% of their total  assets in  investment  companies  in general,  unless,  they are  permitted to exceed these  limitations  by action of the SEC. The Funds will purchase  securities of closed-end  investment  companies only in open market transactions  involving only customary brokers'  commissions.
      However,  these  limitations are not applicable if the securities are acquired in a merger, consolidation,  reorganization,  or acquisition of assets. It should be noted that  investment  companies  incur  certain  expenses such as custodian and transfer  agency  fees,  and  therefore,  any  investment  by a Fund in shares of another  investment  company  would be subject to such  duplicate  expenses.  The
      Funds will  invest in other  investment  companies  primarily  for the purpose of investing their short-term cash on a temporary basis.

      Investing in Restricted Securities
      The Funds  will not  invest  more than 10% of their  total  assets in  securities subject to  restrictions  on resale under the Securities Act of 1933,  except for
      certain   restricted   securities  which  meet  the  criteria  for  liquidity  as established by the Trustees.

      Investing in Illiquid Securities
      The Funds will not invest more than 15% of their net assets in  securities  which are illiquid,  including  repurchase  agreements providing for settlement in more than seven days  after  notice,  over-the-counter  options,  non-negotiable  time deposits with maturities  over seven days, and certain  securities not determined under guidelines established by the Trustees to be liquid.

      Investing in Put Options
      The Funds will not  purchase  put options on  securities,  other than put options on stock indices,  unless the  securities are held in a Fund's  portfolio and not more  than 5% of the  value of the  Fund's  total  assets  would be  invested  in premiums on open put option positions.

      Writing Covered Call Options
      The Funds will not write call options on  securities  unless the  securities  are held in a Fund's  portfolio  or unless a Fund is entitled to them in  deliverable form  without  further  payment  or after  segregating  cash in the amount of any further payment.

      Investing in Warrants
      The Funds will not invest more than 5% of their net assets in  warrants.  No more than 2% of a Fund's net  assets,  to be  included  within the overall 5% limit on investments  in  warrants,  may be warrants  which are not listed on the New York
      Stock Exchange or the American Stock Exchange.

      Purchasing Securities to Exercise Control
      The Funds will not purchase  securities  of a company for purposes of  exercising control or management.
Except with respect to borrowing  money,  if a percentage  limitation  is adhered to at the time of investment,  a later increase or decrease in percentage  resulting from any change in value or net assets will not result in a violation of such restriction.

For  purposes of its policies  and  limitations,  the Funds  consider  certificates  of deposit  and demand and time  deposits  issued by a U.S.  branch of a domestic  bank or savings  association,  having  capital,  surplus,  and  undivided  profits in excess of
$100,000,000 at the time of deposit, to be "cash items."

The Funds did not borrow money in excess of 5% of the value of their total assets during the last fiscal year and have no present intent to do so in the coming fiscal year.

Determining Market Value Of Securities
Market values of the Funds' portfolio securities are determined as follows:

o     for equity  securities,  according  to the last sale price in the market in which
   they  are  primarily   traded  (either  a  national   securities   exchange  or  the
   over-the-counter market), if available;

o     in the absence of recorded  sales for equity  securities,  according  to the mean between the last closing bid and asked prices;

o     for  bonds  and  other  fixed  income  securities,  at the last  sale  price on a
   national  securities  exchange,  if  available,   otherwise,  as  determined  by  an
   independent pricing service;

o     for  short-term  obligations,  according to the mean between bid and asked prices as furnished by an independent pricing service,  except that short-term  obligations with  remaining  maturities  of less  than 60 days at the  time of  purchase  may be valued at  amortized  cost or at fair market  value as  determined  in good faith by the Board; and

o     for all  other  securities,  at fair  value as  determined  in good  faith by the
   Board.

Prices  provided by  independent  pricing  services may be determined  without  relying exclusively  on quoted  prices  and may  consider:  institutional  trading  in  similar groups of securities,  yield, quality,  stability, risk, coupon rate, maturity, type of issue, trading  characteristics,  and other market data or factors.  From time to time, when prices cannot be obtained from an independent  pricing service,  securities may be valued based on quotes from  broker-dealers or other financial  institutions that trade the securities.

The Funds value futures  contracts and options at their market  values  established  by the  exchanges  on which they are  traded at the close of  trading  on such  exchanges.
Options  traded  in the  over-the-counter  market  are  valued  according  to the  mean between  the last  bid and the last  asked  price  for the  option  as  provided  by an investment  dealer or other financial  institution that deals in the option.  The Board may  determine  in good  faith  that  another  method of valuing  such  investments  is necessary to appraise their fair market value.

Trading  in Foreign  Securities.  Trading in foreign  securities  may be  completed  at times  which  vary  from  the  closing  of the  New  York  Stock  Exchange  (NYSE).  In computing its net asset value (NAV),  the Fund values foreign  securities at the latest closing  price on the  exchange  on  which  they are  traded  immediately  prior to the closing of the NYSE.  Certain  foreign  currency  exchange rates may also be determined at the latest  rate  prior to the  closing of the NYSE.  Foreign  securities  quoted in foreign  currencies are translated  into U.S.  dollars at current rates.  Occasionally, events that  affect  these  values and  exchange  rates may occur  between the times at which they are  determined  and the  closing  of the NYSE.  If such  events  materially affect  the value of  portfolio  securities,  these  securities  may be valued at their fair  value as  determined  in good  faith by the  Fund's  Board,  although  the actual calculation may be done by others.

WHAT DO SHARES COST?
=======================================================================================

Each  Fund's  NAV  per  Share  fluctuates  and is  based  on the  market  value  of all securities  and other  assets of the Fund.  The NAV for each class of Shares may differ due to the  variance in daily net income  realized by each class.  Such  variance  will reflect only  accrued net income to which the  shareholders  of a particular  class are entitled.

=======================================================================================

HOW ARE THE FUNDS SOLD?

Under  the   Distributor's   Contract  with  the  Trust,  the  Distributor   (Federated
Securities Corp.) offers Shares on a continuous, best-efforts basis.

Rule 12b-1 Plan
As a  compensation-type  plan,  the Rule 12b-1 Plan is designed to pay the  Distributor
(who  may  then  pay  investment  professional  such as  banks,  broker/dealers,  trust departments  of bank,  and  registered  investment  advisers) for marketing  activities
(such  as  advertising,   printing  and   distributing   prospectuses,   and  providing
incentives  to  investment  professional)  to promote  sales of Shares so that  overall
Fund assets are  maintained  or increased.  This helps the Funds  achieve  economies of scale,  reduce per share expenses,  and provide cash for orderly  portfolio  management and Share  redemptions.  Also,  the Funds' service  providers that receive  asset-based fees also benefit from stable or increasing Fund assets.

The  Funds may  compensate  the  Distributor  more or less  than its  actual  marketing expenses.  In no  event  will a Fund  pay  for any  expenses  of the  Distributor  that exceed the maximum Rule 12b-1 Plan fee.

Subaccounting Services
Certain  participating  insurance  companies  may  wish  to use  the  transfer  agent's subaccounting  system  to  minimize  their  internal  recordkeeping  requirements.  The transfer  agent  may  charge  a fee  based  on  the  level  of  subaccounting  services rendered.  Participating  insurance  companies  holding Shares in a fiduciary,  agency, custodial,  or similar capacity may charge or pass through  subaccounting  fees as part of or in addition to normal  trust or agency  account  fees.  They may also charge fees for other  services  that may be related to the ownership of Shares.  This  information should,  therefore,  be read together  with any agreement  between the customer and the participating  insurance  company  about the  services  provided,  the fees charged for those services, and any restrictions and limitations imposed.

=======================================================================================

REDEMPTION IN KIND

Although the Funds  intend to pay Share  redemptions  in cash,  they reserve the right, as described  below, to pay the redemption  price in whole or in part by a distribution of a Fund's portfolio securities.

Because  the Funds have  elected to be  governed  by Rule  18f-1  under the  Investment
Company  Act of 1940,  the Funds are  obligated  to pay  Share  redemptions  to any one shareholder  in  cash  only  up to the  lesser  of  $250,000  or 1% of the  net  assets represented by such Share class during any 90-day period.

Any Share  redemption  payment greater than this amount will also be in cash unless the
Board  determines  that payment  should be in kind. In such a case, a Fund will pay all or a portion of the  remainder of the  redemption  in portfolio  securities,  valued in the  same  way as the  Fund  determines  its  NAV.  The  portfolio  securities  will be selected  in a manner  that the  Trust's  Board  deems fair and  equitable  and, to the extent available, such securities will be readily marketable.

Redemption  in kind is not as liquid as a cash  redemption.  If  redemption  is made in kind,  shareholders  receiving the portfolio  securities  and selling them before their maturity  could  receive less than the  redemption  value of the  securities  and could incur certain transaction costs.

=======================================================================================

ACCOUNT AND SHARE INFORMATION

Voting Rights
The insurance  company separate  accounts,  as shareholders of the Funds, will vote the
Fund Shares held in their  separate  accounts at meetings of the  shareholders.  Voting will be in accordance with  instructions  received from contract owners of the separate accounts, as more fully outlined in the prospectus of the separate account.

Each share of the Fund gives the  shareholder  one vote in Trustee  elections and other matters  submitted  to  shareholders  for vote.  All  classes of each Fund in the Trust have equal voting rights,  except that in matters  affecting only a particular  Fund or class, only Shares of that Fund or class are entitled to vote.

Trustees  may be removed by the Trustees or by  shareholders  at a special  meeting.  A special  meeting  of  shareholders  will be called  by the  Trustees  upon the  written request of shareholders who own at least 10% of the Trust's  outstanding  shares of all series entitled to vote.

As of April 2, 2001,  the  following  shareholders  owned of record,  beneficially,  or both, 5% or more of outstanding Shares of the Funds.

-----------------------------------------------------------------------
Shareholder Name         Fund                         Percentage Owned
-----------------------------------------------------------------------
-----------------------------------------------------------------------
Hartford Life Insurance  Wachovia Equity Fund II      51.86%
Company, Hartford, CT    Wachovia Balanced Fund II    52.95%
06104-2999               Wachovia Special Values      5.34%
------------------------ Fund II

-----------------------------------------------------------------------
-----------------------------------------------------------------------
Wachovia Bank, N.A.      Wachovia Equity Fund II      46.50%
Winston-Salem, NC        Wachovia Balanced Fund II    46.40%
27150-0001               Wachovia Special Values      92.05%
                         Fund II
-----------------------------------------------------------------------

Shareholders  owning 25% or more of  outstanding  Shares may be in control  and be able to affect the outcome of certain matters presented for a vote of shareholders.

=======================================================================================

TAX INFORMATION

Federal Income Tax
Each Fund intends to meet  requirements  of  Subchapter M of the Internal  Revenue Code applicable to regulated  investment  companies.  If these requirements are not met, the
Funds will not receive special tax treatment and will pay federal income tax.

Each  Fund  will be  treated  as a single,  separate  entity  for  federal  income  tax purposes so that income  earned and  capital  gains and losses  realized by the Trusts'
other portfolios will be separate from those realized by the Fund.

Each Fund must, and intends to, comply with the  diversification  requirements  imposed by  Section  817(h) of the  Internal  Revenue  Code.  For  information  concerning  the consequence of a Fund not meeting the Section 817(h)  requirements,  see the prospectus of the separate account.

Foreign Investments
If a Fund  purchases  foreign  securities,  its  investment  income  may be  subject to foreign  withholding  or other taxes that could reduce the return on these  securities.
Tax treaties between the United States and foreign  countries,  however,  may reduce or eliminate  the  amount  of  foreign  taxes to  which  the Fund  would be  subject.  The effective  rate of foreign tax cannot be  predicted  since the amount of Fund assets to be invested  within  various  countries  is  uncertain.  However,  the Fund  intends to operate so as to qualify for treaty-reduced tax rates when applicable.

Distributions  from a Fund may be based  on  estimates  of book  income  for the  year.
Book  income  generally   consists  solely  of  the  coupon  income  generated  by  the portfolio,  whereas tax basis income includes gains or losses  attributable to currency fluctuation.  Due to  differences  in the  book  and  tax  treatment  of  fixed  income securities  denominated  in foreign  currencies,  it is difficult  to project  currency effects on an  interim  basis.  Therefore,  to the extent  that  currency  fluctuations cannot be  anticipated,  a portion of  distributions  to  shareholders  could  later be designated as a return of capital,  rather than income, for income tax purposes,  which may be of particular concern to simple trusts.

If a Fund invests in the stock of certain  foreign  corporations,  they may  constitute
Passive Foreign  Investment  Companies  (PFIC),  and the Fund may be subject to Federal income taxes upon disposition of PFIC investments.

If more  than  50% of the  value  of the  Fund's  assets  at the end of the tax year is represented  by stock or  securities  of  foreign  corporations,  the Fund  intends  to qualify  for  certain  Code  stipulations  that  would  allow  shareholders  to claim a foreign tax credit or  deduction on their U.S.  income tax returns.  The Code may limit a  shareholder's  ability  to claim a foreign  tax  credit.  Shareholders  who elect to deduct  their  portion of the Fund's  foreign  taxes  rather  than take the foreign tax credit must itemize deductions on their income tax returns.

=======================================================================================

WHO MANAGES AND PROVIDES SERVICES TO THE FUNDS?

Board of Trustees
The Board is responsible for managing the Trust's  business  affairs and for exercising all of the Trust's  powers  except  those  reserved for the  shareholders.  Information about each Board  member is provided  below and  includes  the  following  data:  name, birthdate,  address,  present  position(s) held with the Trust,  principal  occupations for the past five years,  and total  compensation  received as a Trustee  from the Fund
Complex (as defined  below) for the most recent  fiscal year.  Each of the Trustees and officers  listed below holds an  identical  position  with The  Wachovia  Funds and The
Wachovia  Municipal  Funds,  two  other  registered  investment  companies  in the Fund
Complex.  Because the Trust has not had  operations  prior to the date of this SAI, the aggregate  compensation  figures provided in the table below represent the compensation that the Trustees  received from The Wachovia  Funds and The Wachovia  Municipal  Funds for their last fiscal  years.  The Trust is  comprised  of three  Funds,  The  Wachovia
Funds are comprised of nineteen  Funds and The Wachovia  Municipal  Funds are comprised of four Funds: together they form the Fund Complex.

An asterisk (*) denotes a Trustee who is deemed to be an  interested  person as defined in the Investment Company Act of 1940.

As of April 2, 2001, the Funds' Boards and Officers as a group owned less than 1% of the Funds' outstanding Shares.

------------------------------------------------------------------  ----------------
         Name                 Occupations for Past 5 Years             Aggregate
-----------------------                                              Compensation
       Birthdate                                                       from Fund
        Address                                                         Complex
  Position with Trust
------------------------------------------------------------------  ----------------
------------------------------------------------------------------  ----------------
James A. Hanley         Retired;  Vice  President and  Treasurer,   $41,000
August 13, 1931         Abbott    Laboratories    (health    care
4272 Sanctuary Way      products) (until 1992).
Bonita Springs, FL
Trustee
------------------------------------------------------------------  ----------------
------------------------------------------------------------------  ----------------
Samuel E. Hudgins       Managing Partner, Pilot Partners, LLC       $41,000
March 4, 1929           (management consulting); Hudgins
715  Whitemere   Court, Consulting, LLC (independent
N.W.                    consultant)(until December 2000);
Atlanta, GA             President, Percival Hudgins & Company,
Trustee                 LLC (investment bankers/financial
                        consultants) (until September 1997);
                        Director, Atlantic American Corporation
                        (insurance holding company).
------------------------------------------------------------------  ----------------
------------------------------------------------------------------  ----------------
D. Dean Kaylor          Retired; Executive Vice President and       $32,000
June 29, 1930           Chief Financial Officer, NBD Bank, N.A.
2835 Greenbriar         and NBD Bancorp, Inc. (bank and bank
Harbor Springs, MI      holding company) (until 1990).
Trustee
------------------------------------------------------------------  ----------------
------------------------------------------------------------------  ----------------
Alvin J. Schexnider,    Director, Office of Health Policy           $32,000
Ph.D.                   Development, Wake Forest University
May 26, 1945            School of Medicine (since
3174 Turkey Hill Road   February 2000); Chancellor,
Winston-Salem, NC 27106 Winston-Salem State University (1996 to
Trustee                 January 2000); Formerly, Vice Provost,
                        Virginia Commonwealth University (1987
                        to 1996).
------------------------------------------------------------------  ----------------
------------------------------------------------------------------  ----------------
Charles S. Way, Jr.*    Chairman and CEO, The Beach Company and     $32,000
December 18, 1937       its various affiliated companies and
211 King Street         partnerships; serves as Secretary of
Suite 300               Commerce for the State of South Carolina.
Charleston, SC
Trustee
------------------------------------------------------------------  ----------------
------------------------------------------------------------------  ----------------
John W. McGonigle       Executive Vice President and Secretary      $0
October 26, 1938        of the Federated Fund Complex; Executive
Federated     Investors Vice President, Secretary and Director,
Tower                   Federated Investors, Inc.; Trustee,
Pittsburgh, PA          Federated Investment Management Company
President and Treasurer and Federated Investment Counseling;
                        Director, Federated Global Investment
                        Management Corp, Federated Services
                        Company and Federated Securities Corp.
------------------------------------------------------------------  ----------------
------------------------------------------------------------------  ----------------
R. Edward Bowling       Senior  Vice  President,  Wachovia  Bank,   $0
March 25, 1958          N.A;  Manager,  Product  Development  and
100 N. Main Street      Investment   Solutions,   Wachovia  Asset
Winston-Salem, NC       Management.
Vice President
------------------------------------------------------------------  ----------------
------------------------------------------------------------------  ----------------
James Ostrowski         Assistant Vice President, Federated         $0
November 13, 1959       Services Company.
Federated     Investors
Tower
Pittsburgh, PA
Vice President and
Assistant Treasurer
------------------------------------------------------------------  ----------------
------------------------------------------------------------------  ----------------
Gail C. Jones           Vice  President  and  Corporate  Counsel,   $0
October 26, 1953        Federated Services Company.
Federated     Investors
Tower
Pittsburgh, PA
Secretary
------------------------------------------------------------------  ----------------

Investment Adviser
The investment  adviser conducts  investment  research and makes  investment  decisions for the Funds. The investment adviser is a business unit of Wachovia Bank, N.A.

The  investment  adviser  shall not be  liable to the  Trust,  the  Funds,  or any Fund shareholder for any losses that may be sustained in the purchase,  holding,  or sale of any  security  or for  anything  done  or  omitted  by it,  except  acts  or  omissions involving willful  misfeasance,  bad faith, gross negligence,  or reckless disregard of the duties imposed upon it by its contract with the Trust.

Code of Ethics Restrictions on Personal Trading
As  required  by SEC rules,  the  Funds,  their  Adviser,  and their  Distributor  have
adopted  codes  of  ethics.   These  codes  govern  securities  trading  activities  of
investment personnel,  the Funds' Trustees, and certain other employees.  Although they do permit these  people to trade in  securities,  including  those that the Funds could buy, they also contain  significant  safeguards designed to protect the Funds and their shareholders  from abuses in this area,  such as  requirements to obtain prior approval for, and to report, particular transactions.

Brokerage Transactions
When  selecting  brokers  and  dealers to handle  the  purchase  and sale of  portfolio instruments,  the  investment  adviser  looks for  prompt  execution  of the order at a favorable  price.  The  investment  adviser will generally use those who are recognized dealers in specific  portfolio  instruments,  except when a better price and  execution of the order can be obtained  elsewhere.  The  investment  adviser  may select  brokers and dealers based on whether they also offer  research  services (as described  below).
In selecting  among firms believed to meet these criteria,  the investment  adviser may give  consideration  to those firms which have sold or are selling  Shares of the Funds and other funds  distributed  by the  Distributor  and its  affiliates.  The investment adviser  makes  decisions on  portfolio  transactions  and selects  brokers and dealers subject to review by the Trust's Board.

Research  Services.  Research  services may include  advice as to the  advisability  of investing in securities;  security  analysis and reports;  economic  studies;  industry studies;  receipt of  quotations  for  portfolio  evaluations;  and  similar  services.
Research  services may be used by the investment  adviser or by affiliates of Federated in advising  other  accounts.  To the extent that receipt of these services may replace services  for which the  investment  adviser or its  affiliates  might  otherwise  have paid,  it  would  tend  to  reduce  their  expenses.  The  investment  adviser  and its affiliates  exercise  reasonable business judgment in selecting those brokers who offer brokerage and research  services to execute  securities  transactions.  They  determine in good faith that  commissions  charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.

Investment  decisions  for the  Funds  are  made  independently  from  those  of  other accounts  managed  by the  investment  adviser.  When a Fund  and one or more of  those accounts  invests in, or  disposes  of, the same  security,  available  investments  or opportunities  for  sales  will be  allocated  among the Fund and the  account(s)  in a manner  believed by the  investment  adviser to be  equitable.  While the  coordination and  ability to  participate  in volume  transactions  may  benefit  the  Funds,  it is possible that this procedure could  adversely  impact the price paid or received and/or the position obtained or disposed of by the Funds.

Administrator
Federated  Services  Company,   a  subsidiary  of  Federated  provides   administrative
personnel  and services  (including  certain legal and  financial  reporting  services)
necessary  to operate  the Funds.  Federated  Services  Company  provides  these at the following  annual  rate of the average  aggregate  daily net assets of the Funds in the
Trust as specified below:
----------------------------------------------------------------------------
             Maximum                     Average Aggregate Daily Net
----------------------------------------------------------------------------
----------------------------------------------------------------------------
        Administrative Fee                   Assets of the Funds
----------------------------------------------------------------------------
----------------------------------------------------------------------------
            .10 of 1%                      on the first $3.5 billion
----------------------------------------------------------------------------
----------------------------------------------------------------------------
            .06 of 1%                on assets in excess of $3.5 billion
----------------------------------------------------------------------------

Custodian
Wachovia Bank,  N.A., is custodian  (the  Custodian) for the securities and cash of the
Funds.  Under  the  Custodian  Agreement,  the  Custodian  holds the  Funds'  portfolio securities in  safekeeping  and keeps all necessary  records and documents  relating to its duties.  For the  services to be  provided to the Trust  pursuant to the  Custodian
Agreement,  the Trust pays the  Custodian  an annual fee based upon the  average  daily net assets of the Funds and which is payable  monthly.  The Custodian  will also charge transaction  fees and  out-of-pocket  expenses.  Foreign  instruments  purchased by the
Funds  are held by  foreign  banks  participating  in a  network  coordinated  by State
Street Bank.

Transfer Agent And Dividend Disbursing Agent
Federated  Services  Company,   through  its  registered   transfer  agent  subsidiary,
Federated   Shareholder   Services  Company,   also  provides  certain  accounting  and
recordkeeping services with respect to the Funds' portfolio investments.

Independent Auditors
The  independent  auditor  for the Trust,  Ernst & Young LLP,  plans and  performs  its audit so that it may provide an opinion as to whether the Funds'  financial  statements and  financial  highlights  are  free  of  material  misstatement  in  accordance  with principles generally accepted in the United States of America.

Shareholder Services
The Funds may pay Federated  Administrative  Services,  a subsidiary of Federated,  for
providing  shareholder  services  and  maintaining   shareholder  accounts.   Federated
Administrative  Services  may  select  others  to  perform  these  services  for  their customers and may pay them fees.

Fees Paid By The Fund For Services

For the Period Ended          Wachovia        Wachovia      Wachovia
                              Balanced Fund   Equity Fund   Special Values
                              II              II            Fund II
                              --------------  ------------- ---------------
December 31 (1)               2000            2000          2000
Advisory Fee Earned           $3,023          $1,172        $1,385
Advisory Fee Reduction        $3,023          $1,172        $1,385
Brokerage Commissions         $1,167          $795          $1,956
Administrative Fee            $432            $167          $173
1.....Reflects fees paid from the Fund's start of performance on November 1, 2000 through its fiscal year end on December 31, 2000.
---------------------------------------------------------------------------------------

HOW DO THE FUNDS MEASURE PERFORMANCE?
=======================================================================================

The  Funds  may  advertise  Share  performance  by using the  Securities  and  Exchange
Commission's  (SEC)  standard  method for  calculating  performance  applicable  to all mutual  funds.  The SEC  also  permits  this  standard  performance  information  to be accompanied by non-standard performance information.

The performance of Shares depends upon such variables as:  portfolio  quality;  average portfolio  maturity;  type and  value of  portfolio  securities;  changes  in  interest rates;  changes or  differences  in the Fund's or any class of  Shares'  expenses;  and various other factors.

Share  performance  fluctuates  on a daily  basis  largely  because  net  earnings  and offering  price per Share  fluctuate  daily.  Both net earnings and offering  price per
Share are factors in the computation of yield and total return.

Average Annual Total Return and Yield
Total returns are given for Start of Performance period ended December 31, 2000.
Yield is given for the 30-day period ended December 31, 2000.
--------------------------------------------------------------------------------

Fund                            Cumulative Total Return Yield
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                Start  of   Performance Start  of   Performance
                                on November 1, 2000     on November 1, 2000
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Wachovia Balanced Fund II       (4.60%)                 2.69%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Wachovia Equity Fund II         (9.90%)                 0.54%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Wachovia Special Values Fund II 9.00%                   1.12%
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------
Total Return
Total return  represents the change  (expressed as a percentage) in the value of Shares over a specific  period of time,  and  includes  the  investment  of income and capital gains distributions.

The average  annual  total return for Shares is the average  compounded  rate of return for a given  period  that  would  equate  a $1,000  initial  investment  to the  ending redeemable  value of that  investment.  The  ending  redeemable  value is  computed  by multiplying  the  number of Shares  owned at the end of the period by the NAV per Share at the end of the  period.  The  number  of  Shares  owned at the end of the  period is based on the number of Shares  purchased  at the  beginning  of the period with $1,000, less any applicable  sales charge,  adjusted over the period by any additional  Shares, assuming the annual reinvestment of all dividends and distributions.

When Shares of a Fund are in  existence  for less than a year,  the Fund may  advertise cumulative  total return for that specific period of time,  rather than annualizing the total return.

Yield
The yield of Shares is  calculated  by  dividing:  (i) the net  investment  income  per
Share  earned by the Shares over a  thirty-day  period;  by (ii) the  maximum  offering price per Share on the last day of the  period.  This number is then  annualized  using semi-annual  compounding.  This means that the  amount of income  generated  during the thirty-day  period is assumed to be generated each month over a 12-month  period and is reinvested  every six months.  The yield does not  necessarily  reflect income actually earned by Shares  because of certain  adjustments  required by the SEC and,  therefore, may not correlate to the dividends or other distributions paid to shareholders.

To the extent  investment  professional  and  broker/dealers  charge fees in connection with  services  provided  in  conjunction  with an  investment  in  Shares,  the  Share performance is lower for shareholders paying those fees.

Performance Comparisons
Advertising and sales literature may include:
o     references to ratings,  rankings,  and financial  publications and/or performance comparisons of Shares to certain indices;
o     charts,  graphs  and  illustrations  using the  Fund's  returns,  or  returns  in general,  that  demonstrate  investment  concepts such as tax-deferred  compounding, dollar-cost averaging and systematic investment;
o     discussions of economic,  financial and political  developments  and their impact on the  securities  market,  including  the  portfolio  manager's  views on how such developments could impact the Funds; and
o     information  about the mutual fund industry  from sources such as the  Investment
   Company Institute.
A Fund may compare its  performance,  or  performance  for the types of  securities  in which it invests,  to a variety of other investments,  including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

A Fund may quote information from reliable sources regarding  individual  countries and regions, world stock exchanges, and economic and demographic statistics.

You may use  financial  publications  and/or  indices to obtain a more complete view of
Share  performance.  When  comparing  performance,  you should  consider  all  relevant factors  such as the  composition  of the index  used,  prevailing  market  conditions, portfolio  compositions of other funds, and methods used to value portfolio  securities and compute  offering price. The financial  publications  and/or indices which the Fund uses in advertising may include:

Lipper  Analytical  Services,  Inc.  ranks funds in various fund  categories  by making comparative  calculations using total return.  Total return assumes the reinvestment of all  capital  gains  distributions  and income  dividends  and takes into  account  any change in maximum  offering price over a specific  period of time. From time to time, a
Fund will quote its Lipper ranking in advertising and sales literature.

Dow Jones  Industrial  Average ("DJIA")  represents share prices of selected  blue-chip industrial  corporations.  The DJIA  indicates  daily  changes in the average  price of stock of these  corporations.  Because it represents the top  corporations  of America, the DJIA index is a leading economic indicator for the stock market as a whole.

Standard & Poor's Daily Stock Price Index of 500 Common  Stocks (the "S&P  Index"),  is
a composite  index of common  stocks in industry,  transportation,  and  financial  and public  utility  companies.  In addition,  the S&P Index  assumes  reinvestment  of all dividends  paid  by  stocks  listed  on the  S&P  Index.  Taxes  due  on  any of  these distributions  are not included,  nor are brokerage or other fees calculated in the S&P
Index figures.

Russell 2000 Index is a broadly  diversified  index consisting of  approximately  2,000 small  capitalization  common  stocks that can be used to compare the total  returns of funds whose portfolios are invested primarily in small capitalization common stocks.

Russell  2000 Value Index  measures the  performance  of those  Russell 2000  companies with lower price-to-book ratios and lower forecasted growth values.

Merrill  Lynch  Composite  1-3 Year  Treasury  Index  is an  unmanaged  index  tracking short-term U.S.  government  securities with maturities  between 1 and 2.99 years.  The index is produced by Merrill Lynch, Pierce, Fenner & Smith.

Merrill  Lynch  Composite  1-5 Year  Treasury  Index is comprised of  approximately  66 issues of U.S.  Treasury  securities  maturing  between 1 and 4.99  years,  with coupon rates of 4.25% or more.  These total  return  figures are  calculated  for one,  three, six, and twelve month periods and  year-to-date  and include the value of the bond plus income and any price appreciation or depreciation.

Salomon  Brothers 3-5 Year  Government  Index quotes  total  returns for U.S.  Treasury issues  (excluding  flower bonds) which have  maturities of three to five years.  These total  returns are  year-to-date  figures  which are  calculated  each month  following
January 1.

Merrill  Lynch 3-5 Year  Treasury  Index is  comprised  of  approximately  24 issues of
intermediate-term   U.S.  government  and  U.S.  Treasury  securities  with  maturities between 3 and 4.99 years and coupon rates above  4.25%.  Index  returns are  calculated as  total  returns  for  periods  of one,  three,  six  and  twelve  months  as well as year-to-date.

Merrill  Lynch 3-Year  Treasury  Yield Curve Index is an unmanaged  index  comprised of the most recently issued 3-year U.S.  Treasury  notes.  Index returns are calculated as total  returns  for  periods  of  one,  three,  six,  and  twelve  months  as  well  as year-to-date.

Lehman  Brothers  Government  Index is an  unmanaged  index  comprised  of all publicly issued,  non-convertible  domestic debt of the U.S. government,  or any agency thereof, or any  quasi-federal  corporation  and  of  corporate  debt  guaranteed  by  the  U.S.
government.  Only notes and bonds with a minimum  outstanding  principal  of $1 million and a minimum maturity of one year are included.

Lehman  Brothers  Aggregate  Bond  Index is a total  return  index  measuring  both the capital price changes and income  provided by the  underlying  universe of  securities, weighted by market  value  outstanding.  The  Aggregate  Bond Index is comprised of the
Lehman  Brothers   Government  Bond  Index,   Corporate  Bond  Index,   Mortgage-Backed
Securities  Index and the Yankee Bond  Index.  These  indices  include:  U.S.  Treasury obligations,  including bonds and notes;  U.S. agency  obligations,  including those of the Farm Credit  System,  including  the National  Bank for  Cooperatives,  Farm Credit
Banks,  and Banks for  Cooperatives;  Farmers  Home  Administration;  Federal Home Loan
Banks;  Federal  Home  Loan  Mortgage  Corporation;  Fannie  Mae;  Government  National
Mortgage Association and Student Loan Marketing Association;  foreign obligations;  and
U.S.  investment-grade  corporate debt and mortgage-backed  obligations.  All corporate debt  included  in the  Aggregate  Bond  Index  has a  minimum  S&P  rating of BBB or a minimum Moody's rating of Baa.

Merrill  Lynch  Corporate and  Government  Index  includes  issues which must be in the form of publicly placed,  nonconvertible,  coupon-bearing  domestic debt and must carry a term of maturity of at least one year. Par amounts  outstanding  must be no less than
$10  million  at the  start  and at the close of the  performance  measurement  period.
Corporate  instruments  must be rated by S&P or by Moody's as  investment  grade issues
(i.e., BBB/Baa or better).

Merrill  Lynch  Domestic  Master  Index  includes  issues  which must be in the form of publicly  placed,  nonconvertible,  coupon-bearing  domestic debt and must carry a term to maturity  of at least one year.  Par  amounts  outstanding  must be no less than $10 million  at the start  and at the  close of the  performance  measurement  period.  The
Domestic  Master  Index  is a  broader  index  than the  Merrill  Lynch  Corporate  and
Government Index and includes, for example,  mortgage-related  securities. The mortgage market is divided by agency,  type of  mortgage  and coupon and the amount  outstanding in each  agency/type/coupon  subdivision must be no less than $200 million at the start and at the close of the performance  measurement period.  Corporate instruments must be rated by S&P or by Moody's as investment-grade issues (i.e. BBB/Baa or better).

S&P 500/Lehman  Brothers  Government/Corporate  (Weighted Index) and the S&P 500/Lehman
Brothers Government  (Weighted Index) combine the components of a stock-oriented  index and a  bond-oriented  index to obtain results which can be compared to the  performance of a managed  fund.  The  indices'  total  returns  will be  assigned  various  weights depending upon a Fund's current asset allocation.

Salomon Brothers AAA-AA  Corporate index calculates total returns of approximately  775 issues which include  long-term,  high grade domestic  corporate  taxable bonds,  rated
AAA-AA with  maturities  of twelve  years or more and  companies  in  industry,  public utilities, and finance.

Lehman  Brothers  Intermediate  Government/Corporate  Bond Index is an unmanaged  index comprised  of all the bonds  issued by the Lehman  Brothers  Government/Corporate  Bond
Index  with  maturities  between  1 and  9.99  years.  Total  return  is based on price appreciation/depreciation  and  income  as a  percentage  of the  original  investment.
Indices are rebalanced monthly by market capitalization.

SEI  Balanced  Universe  is  composed  of  916  portfolios   managed  by  390  managers
representing  $86 billion in assets.  To be included in the universe,  a portfolio must
contain  a  5%  minimum   commitment  in  both  equity  and  fixed-income   securities.
Consulting   universes  may  be  composed  of  pension,   profit-sharing,   commingled,
endowment/foundation and mutual funds.

Lehman  Brothers  Government/Corporate  (Total)  index is  comprised  of  approximately
5,000  issues  which  include:  non-convertible  bonds  publicly  issued  by  the  U.S.
government or its agencies;  corporate  bonds  guaranteed  by the U.S.  government  and quasi-federal  corporations;  and publicly issued, fixed rate, non-convertible domestic bonds of companies in industry,  public  utilities,  and finance.  The average maturity of these  bonds  approximates  nine  years.  Tracked  by  Lehman  Brothers,  the  index calculates  total  returns  for  one-month,  three-month,  twelve-month,  and  ten-year periods and year-to-date.

Merrill Lynch Corporate Master is an unmanaged index comprised of  approximately  4,356 corporate debt obligations rated BBB or better.  These quality  parameters are based in composites of ratings  assigned by S&P and Moody's.  Only bonds with a minimum maturity of one year are included.

Morningstar,  Inc., an independent  rating  service,  is the publisher of the bi-weekly
Mutual  Fund  Values.  Mutual Fund Values  rates more than 1,000  NASDAQ-listed  mutual funds of all types,  according to their  risk-adjusted  returns.  The maximum rating is five stars, and ratings are effective for two weeks.

Salomon Brothers One-Month Tax-Exempt Commercial Paper is an index of selected tax-exempt commercial paper issues, maturing in one month, whose yields are chosen as representative of this particular market. Calculations are made weekly and monthly.
Ehrlich-Bober & Co., Inc. also tracks this Salomon Brothers index.

FINANCIAL INFORMATION
=======================================================================================

The Financial Statements for the Funds for the fiscal year ended December 31, 2000 are incorporated herein by reference to the Annual Report to Shareholders of the
Funds dated December 31, 2000.

INVESTMENT RATINGS
=======================================================================================

Standard & Poor's Corporate Bond Ratings
AAA--Debt  rated  "AAA"  has  the  highest  rating  assigned  by S&P.  Capacity  to pay interest and repay principal is extremely strong.

AA--Debt  rated "AA" has a very strong  capacity to pay  interest  and repay  principal and differs from the higher rated issues only in small degree.

A--Debt rated "A" has a strong  capacity to pay interest and repay  principal  although it is somewhat  more  susceptible  to the adverse  effects of changes in  circumstances and economic conditions than debt in higher rated categories.

BBB--Debt  rated "BBB" is regarded as having an adequate  capacity to pay  interest and repay principal.  Whereas it normally exhibits adequate protection parameters,  adverse economic  conditions  or changing  circumstances  are more likely to lead to a weakened capacity to pay interest and repay  principal  for debt in this category than in higher rated categories.

BB, B, CCC, CC -- Debt rated "BB", "B",  "CCC",  and "CC" is regarded,  on balance,  as
predominantly   speculative  with  respect  to  capacity  to  pay  interest  and  repay principal in accordance  with the terms of the  obligation.  "BB"  indicates the lowest degree of  speculation  and "CC" the  highest  degree of  speculation.  While such debt will likely have some quality and protective  characteristics,  these are outweighed by large uncertainties of major risk exposure to adverse conditions.

C -- The rating "C" is reserved for income bonds on which no interest is being paid.

D -- Debt  rated "D" is in  default,  and  payment  of  interest  and/or  repayment  of principal is in arrears.

NR--NR  indicates that no public rating has been requested,  that there is insufficient information on which to base a rating,  or that S&P does not rate a particular  type of obligation as a matter of policy.

S&P may  apply a plus (+) sign or minus (-) sign to the  above  rating  classifications to show relative standing within the classifications.

Moody's Investors Service Corporate Bond Rating
Aaa--Bonds  which are rated "Aaa" are judged to be of the best quality.  They carry the smallest  degree of  investment  risk and are  generally  referred to as "gilt  edged."
Interest  payments are  protected by a large or by an  exceptionally  stable margin and principal is secure.  While the various protective  elements are likely to change, such changes as can be  visualized  are most  unlikely  to impair the  fundamentally  strong position of such issues.

Aa--Bonds  which are rated  "Aa" are  judged to be of high  quality  by all  standards.
Together  with the "Aaa" group they  comprise  what are  generally  known as high grade bonds.  They are rated lower than the best bonds because  margins of protection may not be as large as in "Aaa"  securities or  fluctuation  of  protective  elements may be of greater  amplitude  or there may be other  elements  present  which make the  long-term risks appear somewhat larger than in "Aaa" securities.

A--Bonds  which are rated "A" possess many favorable  investment  attributes and are to be considered as upper medium grade  obligations.  Factors giving security to principal and interest are  considered  adequate  but  elements  may be present  which  suggest a susceptibility to impairment some time in the future.

Baa--Bonds  which are rated "Baa" are considered as  medium-grade  obligations,  (i.e.,
they  are  neither  highly  protected  nor  poorly  secured).   Interest  payments  and
principal  security  appear  adequate for the present but certain  protective  elements may be lacking or may be  characteristically  unreliable over any great length of time.
Such bonds lack  outstanding  investment  characteristics  and in fact have speculative characteristics as well.

Ba--Bonds which are "Ba" are judged to have speculative  elements;  their future cannot be  considered  as well  assured.  Often  the  protection  of  interest  and  principal payments  may be very  moderate and thereby not well  safeguarded  during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B--Bonds   which  are  rated  "B"  generally  lack   characteristics   of  a  desirable
investment.  Assurance of interest and principal  payments or of  maintenance  of other terms of the contract over any long period of time may be small.

Caa -- Bonds  which  are  rated  "Caa"  are of poor  standing.  Such  issues  may be in default  or there may be present  elements  of danger  with  respect  to  principal  or interest.

Ca--Bonds  which are rated "Ca" represent  obligations  which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C--Bonds  which are rated "C" are the lowest  rated  class of bonds and issues so rated can be  regarded  as  having  extremely  poor  prospects  or ever  attaining  any  real investment standing.

NR--Not  rated by Moody's.  Moody's  applies  numerical  modifiers,  1, 2 and 3 in each generic  rating  classification  from "Aa"  through  "B" in its  corporate  bond rating system.  The  modifier 1  indicates  that the  security  ranks in the higher end of its generic  rating  category;  the  modifier 2  indicates  a  mid-range  ranking;  and the modifier  3  indicates  that the issue  ranks in the lower  end of its  generic  rating category.

Standard & Poor's Commercial Paper Ratings
A-1--This  highest  category  indicates  that the  degree  of safety  regarding  timely payment  is  strong.  Those  issues  determined  to  possess  extremely  strong  safety characteristics are denoted with a plus sign (+) designation.

A-2--Capacity  for timely  payment on issues  with this  designation  is  satisfactory.
However, the relative degree of safety is not as high as for issues designated "A-1."

A-3--Issues  carrying this designation have adequate capacity for timely payment.  They are, however,  more vulnerable to the adverse effects of changes in circumstances  than obligations carrying the higher designations.

B--Issues  rated "B" are  regarded  as having  only  speculative  capacity  for  timely payment.

C--This  rating is assigned to short-term  debt  obligations  with a doubtful  capacity for payment.

D--Debt  rated  "D" is in  payment  default.  The "D"  rating  category  is  used  when interest  payments  or  principal  payments  are not made on the date due,  even if the applicable  grace period has not expired,  unless S&P believes  that such payments will be made during such grace period.

Moody's Investors Service Commercial Paper Rating Definitions

Prime-1--Issuers  rated "Prime-1" (or related supporting  institutions) have a superior capacity for  repayment  of  short-term  promissory  obligations.  "Prime-1"  repayment capacity will normally be evidenced by many of the following characteristics:

o     Leading market positions in well-established industries;
o     High rates of return on funds employed;
o     Conservative  capitalization  structure with moderate  reliance on debt and ample asset protection;
o     Broad margins in earnings  coverage of fixed financial  charges and high internal cash generation; or
o     Well-established  access to a range of financial  markets and assured  sources of alternate liquidity.
Prime-2--Issuers  rated "Prime-2" (or related  supporting  institutions)  have a strong capacity for  repayment of  short-term  promissory  obligations.  This will normally be evidenced  by  many  of  the  characteristics  cited  above,  but to a  lesser  degree.
Earnings trends and coverage  ratios,  while sound,  will be more subject to variation.
Capitalization  characteristics,  while  still  appropriate,  may be more  affected  by external conditions. Ample alternate liquidity is maintained.

Moody's Investors Service Short-Term Debt Ratings

Prime-1--Issuers  rated Prime-1 (or related  supporting  institutions)  have a superior
capacity  for  repayment  of  short-term  promissory  obligations.   Prime-1  repayment
capacity will normally be evidenced by the following characteristics:

o     Leading market positions in well established industries;
o     High rates of return on funds employed;
o     Conservative  capitalization  structure with moderate  reliance on debt and ample asset protection;
o     Broad margins in earning  coverage of fixed  financial  charges and high internal cash generation; and
o     Well-established  access to a range of financial  markets and assured  sources of alternate liquidity.
Prime-2--Issuers  rated  Prime-2 (or  related  supporting  institutions)  have a strong capacity for  repayment of  short-term  promissory  obligations.  This will normally be evidenced  by  many  of  the  characteristics  cited  above,  but to a  lesser  degree.
Earnings trends and coverage  ratios,  while sound,  will be more subject to variation.
Capitalization  characteristics,  while  still  appropriate,  may be more  affected  by external conditions. Ample alternate liquidity is maintained.

Prime-3--Issuers   rated  Prime-3  (or  related   supporting   institutions)   have  an
acceptable  ability  for  repayment  of senior  short-term  obligations.  The effect of industry  characteristics and market  compositions may be more pronounced.  Variability in earnings  and  profitability  may result in changes in the level of debt  protection measurements and may require  relatively high financial  leverage.  Adequate  alternate liquidity is maintained.

Not  Prime--Issuers  rated  Not  Prime  do not  fall  within  any of the  Prime  rating categories.

Moody's Investors Service Short Term Loan Ratings

MIG  1/VMIG  1--This  designation  denotes  best  quality.   There  is  present  strong
protection  by  established  cash flows,  superior  liquidity  support or  demonstrated broad based access to the market for refinancing.

MIG 2/VMIG 2--This  designation  denotes high quality.  Margins of protection are ample although not so large as in the preceding group.

MIG 3/VMIG 3--This  designation  denotes favorable  quality.  All security elements are accounted for but there is lacking the  undeniable  strength of the  preceding  grades.
Liquidity and cash flow  protection may be narrow and market access for  refinancing is likely to be less well established.

ADDRESSES
=======================================================================================

The Wachovia Variable Insurance Funds
                                       101 Greystone Boulevard
                                       SC-9215
                                       Columbia, SC 29226

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Distributor
Federated Securities Corp.             Federated Investors Tower
                                       1001 Liberty Avenue
                                       Pittsburgh, Pennsylvania 15222-3779

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Investment Adviser
Wachovia Asset Management              100 North Main Street
                                       Winston-Salem, NC 27101

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Custodian
Wachovia Bank, N.A.                    301 North Church Street
                                       Winston-Salem, NC 27150

Transfer Agent and Dividend Disbursing Agent
Federated Shareholder Services Company Federated Investors Tower
                                       1001 Liberty Avenue
                                       Pittsburgh, PA 15222-3779

Counsel to The Wachovia Funds and The
Wachovia Municipal Funds
Kirkpatrick & Lockhart LLP             1800 Massachusetts Avenue,
                                       Washington, D.C. 20036-1800

Counsel to the Independent Trustees
Bell Boyd & Lloyd                      Three First National Plaza
                                       70 West Madison Street
                                       Suite 3300
                                       Chicago, IL 60802-4207

Independent Auditors
Ernst & Young LLP                      200 Clarendon Street
                                       Boston, MA 02116

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